UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Institutional	Advisor
Artisan Developing World Fund	ARTYX	APHYX	APDYX
Artisan Emerging Markets Fund	ARTZX	APHEX	N/A
Artisan Global Equity Fund	ARTHX	APHHX	N/A
Artisan Global Opportunities Fund	ARTRX	APHRX	APDRX
Artisan Global Small Cap Fund	ARTWX	N/A	N/A
Artisan Global Value Fund	ARTGX	APHGX	APDGX
Artisan High Income Fund	ARTFX	N/A	APDFX
Artisan International Fund	ARTIX	APHIX	APDIX
Artisan International Small Cap Fund	ARTJX	N/A	N/A
Artisan International Value Fund	ARTKX	APHKX	APDKX
Artisan Mid Cap Fund	ARTMX	APHMX	APDMX
Artisan Mid Cap Value Fund	ARTQX	APHQX	APDQX
Artisan Small Cap Fund	ARTSX	APHSX	N/A
Artisan Small Cap Value Fund	ARTVX	APHVX	N/A
Artisan Value Fund	ARTLX	APHLX	APDLX

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Developing World Fund
5	Artisan Emerging Markets Fund
8	Artisan Global Equity Fund
10	Artisan Global Opportunities Fund
12	Artisan Global Small Cap Fund
14	Artisan Global Value Fund
16	Artisan High Income Fund
21	Artisan International Fund
24	Artisan International Small Cap Fund
26	Artisan International Value Fund
28	Artisan Mid Cap Fund
31	Artisan Mid Cap Value Fund
34	Artisan Small Cap Fund
37	Artisan Small Cap Value Fund
40	Artisan Value Fund

42	STATEMENTS OF ASSETS AND LIABILITIES

46	STATEMENTS OF OPERATIONS
51	STATEMENTS OF CHANGES IN NET ASSETS

60	FINANCIAL HIGHLIGHTS

72	NOTES TO FINANCIAL STATEMENTS

106	SHAREHOLDER EXPENSE EXAMPLE

111	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

112	PROXY VOTING POLICIES AND PROCEDURES

112	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 87.7%

BRAZIL - 6.6%
Cielo S.A.	568,300	$5,527
Kroton Educacional S.A.	5,441,400	17,373
Lojas Renner S.A.	1,515,013	8,760
Qualicorp S.A.	1,551,100	6,414

		38,074
CHINA - 17.5%
Alibaba Group Holding Ltd. (DR)(1)	215,440	17,026
Baidu, Inc. (DR)(1)	81,039	15,469
China Life Insurance Co., Ltd., Class H	4,514,500	11,139
Kweichow Moutai Co., Ltd., Class A	396,371	15,178
Sinopharm Group Co., Ltd., Class H	3,083,600	13,853
Tencent Holdings Ltd.	1,083,400	22,136
Vipshop Holdings Ltd. (DR)(1)	438,899	5,653

		100,454
EGYPT - 0.9%
Commercial International Bank Egypt S.A.E.	775,013	3,354
Commercial International Bank Egypt S.A.E. (DR)	483,908	1,718

		5,072
FRANCE - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	34,065	5,834

HONG KONG - 6.6%
AIA Group Ltd.	4,245,200	24,052
Sands China Ltd.	3,448,000	14,023

		38,075
INDIA - 12.4%
Ajanta Pharma Ltd.	130,369	2,821
Aurobindo Pharma Ltd.	561,592	6,318
Bharti Infratel Ltd.	1,735,688	10,274
Dish TV India Ltd.(1)	11,454,475	15,221
Eicher Motors Ltd.	29,466	8,543
HDFC Bank Ltd. (DR)	375,171	23,122
PVR Ltd.	467,131	5,185

		71,484
INDONESIA - 2.4%
Bank Mandiri Persero Tbk PT	6,672,400	5,183
Matahari Department Store Tbk PT	4,230,400	5,854
Media Nusantara Citra Tbk PT	17,423,600	2,865

		13,902
KOREA - 2.1%
SK Hynix, Inc.	482,705	11,882

MALAYSIA - 0.6%
My EG Services Bhd	5,712,700	3,133

MEXICO - 3.3%
Grupo Televisa S.A.B. (DR)	700,583	19,238

NETHERLANDS - 2.3%
Unilever N.V. (DR)	296,656	13,295

PERU - 2.2%
Credicorp Ltd.	98,000	12,839

PHILIPPINES - 1.4%
Puregold Price Club, Inc.	7,198,200	5,690
Universal Robina Corp.	502,620	2,367

		8,057
RUSSIA - 4.2%
Magnit PJSC (DR)	431,819	17,251
QIWI plc (DR)	480,613	6,964

		24,215
SAUDI ARABIA - 0.8%
Al Tayyar Travel Group, Equity-Linked Security(1)(2)(3)(4)(5)	509,338	4,767

SOUTH AFRICA - 3.2%
Clicks Group Ltd.	662,608	4,362
Mr Price Group Ltd.	1,170,097	14,062

		18,424
TAIWAN - 2.0%
Eclat Textile Co., Ltd.	231,000	3,040
Largan Precision Co., Ltd.	78,000	6,047
Tung Thih Electronic Co., Ltd.	152,000	2,503

		11,590
THAILAND - 1.7%
Siam Commercial Bank PCL(2)	2,418,100	9,692

UNITED ARAB EMIRATES - 1.7%
Emaar Properties PJSC	5,956,775	9,763

UNITED KINGDOM - 2.0%
Diageo plc	425,905	11,509

2	Artisan Partners Funds

	Shares Held	Value
UNITED STATES - 12.8%
Delphi Automotive plc	245,912	$18,449
EPAM Systems, Inc.(1)	77,638	5,797
Facebook, Inc., Class A(1)	163,612	18,668
Kansas City Southern	119,151	10,182
MercadoLibre, Inc.	101,165	11,922
Visa, Inc., Class A	111,863	8,555

		73,573

Total common stocks and equity-linked securities (Cost $481,773)		504,872
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 17.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $102,699 (Cost $102,699)(6)	$102,699	$102,699

Total investments - 105.6% (Cost $584,472)		607,571

Other assets less liabilities - (5.6)%		(32,177)

Total net assets - 100.0%(7)		$575,394

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14,459, or 2.5% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015- 3/30/2016	$8,291	$4,767	0.8%

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.250%	11/15/2024	$104,754

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$142,827	23.5%
Consumer Staples	69,652	11.5
Financials	100,862	16.6
Health Care	29,406	4.8
Industrials	18,725	3.1
Information Technology	133,126	21.9
Telecommunication Services	10,274	1.7
Short-term investments	102,699	16.9

Total investments	$607,571	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$38,074	6.3%
British pound	11,509	1.9
Chinese Yuan renminbi	15,178	2.5
Egyptian pound	3,354	0.6
Euro	19,129	3.1
Hong Kong dollar	85,203	14.0
Indian rupee	48,362	8.0
Indonesian rupiah	13,902	2.3
Korean won	11,882	2.0
Malaysian ringgit	3,133	0.5
Philippine peso	8,057	1.3
South African rand	18,424	3.0
Taiwan dollar	11,590	1.9
Thai baht	9,692	1.6
U.S. dollar	300,319	49.4
UAE dirham	9,763	1.6

Total investments	$607,571	100.0%

Artisan Partners Funds	3

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
AIA Group Ltd.	Hong Kong	4.2%
HDFC Bank Ltd.	India	4.0
Tencent Holdings Ltd.	China	3.9
Grupo Televisa S.A.B.	Mexico	3.3
Facebook, Inc.	United States	3.2
Delphi Automotive plc	United States	3.2
Kroton Educacional S.A.	Brazil	3.0
Magnit PJSC	Russia	3.0
Alibaba Group Holding Ltd.	China	3.0
Baidu, Inc.	China	2.7

Total		33.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 88.9%

ARGENTINA - 3.6%
Globant S.A.(1)	4,869	$150
Grupo Financiero Galicia S.A. (DR)	13,762	390
Pampa Energia S.A. (DR)(1)	8,442	181
YPF S.A. (DR)	17,948	321

		1,042
BRAZIL - 4.6%
Cosan S.A. Industria e Comercio	17,600	154
GAEC Educacao S.A.	50,800	140
Hypermarcas S.A.(1)	40,138	314
Linx S.A.	17,000	227
Petroleo Brasileiro S.A.(1)	98,589	291
Vale S.A.	55,113	232

		1,358
CHILE - 1.9%
Empresa Nacional de Telecomunicaciones S.A.	19,834	175
SACI Falabella	54,402	379

		554
CHINA - 18.5%
Ajisen China Holdings Ltd.	409,913	152
Alibaba Group Holding Ltd. (DR)(1)	6,847	541
Baidu, Inc. (DR)(1)	2,114	404
China High Precision Automation Group Ltd.(1)(2)(3)	9,066,000	14
China Life Insurance Co., Ltd., Class H	119,800	296
China Petroleum & Chemical Corp., Class H	595,453	391
China Unicom Hong Kong Ltd.	207,500	274
Digital China Holdings Ltd.	379,460	508
GOME Electrical Appliances Holding Ltd.	1,425,288	204
Huabao International Holdings Ltd. (1)	636,322	240
Noah Holdings Ltd. (DR)(1)	18,471	460
PW Medtech Group Ltd.(1)	614,000	137
Sino Biopharmaceutical Ltd.	434,000	325
Sinopharm Group Co., Ltd., Class H	112,500	505
Sinotrans Ltd.	313,341	137
Wisdom Sports Group	343,839	114
Zhuzhou CRRC Times Electric Co., Ltd., Class H	127,015	740

		5,442
EGYPT - 0.6%
Integrated Diagnostics Holdings plc(1)	32,943	161

GERMANY - 0.6%
Rocket Internet SE(1)	6,760	189

GREECE - 1.0%
JUMBO S.A.(1)	21,559	$292

HONG KONG - 1.4%
AIA Group Ltd.	73,665	417

INDIA - 8.5%
Aurobindo Pharma Ltd.	26,045	293
Dr Reddy’s Laboratories Ltd.	1,744	80
Godrej Consumer Products Ltd.	12,001	250
Havells India Ltd.	32,518	159
ICICI Bank Ltd.	162,139	575
Kajaria Ceramics Ltd.	13,135	191
Reliance Industries Ltd.	34,625	546
Tata Motors Ltd. (1)	38,591	227
Tech Mahindra Ltd.	23,213	167

		2,488
INDONESIA - 3.9%
Astra International Tbk PT	658,570	360
Bank Negara Indonesia Persero Tbk PT	778,018	305
Hanjaya Mandala Sampoerna Tbk PT	18,890	140
Indofood CBP Sukses Makmur Tbk PT	303,200	348

		1,153
KAZAKHSTAN - 0.4%
KCell JSC (DR)	32,664	118

KENYA - 0.6%
Safaricom Ltd.	1,100,100	182

KOREA - 6.5%
E-Mart, Inc.	858	132
KB Financial Group, Inc.	11,426	318
Kia Motors Corp.	11,663	493
Korea Electric Power Corp.	5,195	273
LG Chem Ltd.	1,090	312
Shinhan Financial Group Co., Ltd.	10,956	388

		1,916
MALAYSIA - 0.6%
AirAsia BHD	378,000	177

MEXICO - 3.4%
Alsea S.A.B. de C.V.	65,852	247
Cemex S.A.B. de C.V., UNIT(1)	465,619	338
Grupo Televisa S.A.B., Series CPO	45,707	252
Infraestructura Energetica Nova S.A.B. de C.V.	36,460	148

		985

Artisan Partners Funds	5

	Shares Held	Value
PAKISTAN - 0.6%
Habib Bank Ltd., Equity-Linked Security(3)(4)(5)(6)	104,400	$171

PANAMA - 0.7%
Copa Holdings S.A., Class A(6)	3,242	220

PERU - 1.7%
Credicorp Ltd.	2,931	384
Grana y Montero S.A. (DR)	29,239	118

		502
RUSSIA - 7.1%
Lukoil PJSC (DR)	9,375	360
Magnit PJSC(3)	1,728	272
MMC Norilsk Nickel PJSC (DR)	21,712	280
Mobile Telesystems OJSC(3)	37,504	134
Moscow Exchange MICEX-RTS PJSC(3)	163,301	255
Sberbank of Russia PJSC(3)	401,082	656
Yandex N.V., Class A(1)	8,827	135

		2,092
SOUTH AFRICA - 4.1%
FirstRand Ltd.	61,219	201
Naspers Ltd., Class N	4,898	684
Woolworths Holdings Ltd.	51,419	312

		1,197
SWITZERLAND - 0.9%
Dufry AG(1)	2,085	257

TAIWAN - 11.3%
CTBC Financial Holding Co., Ltd.	849,370	449
E Ink Holdings, Inc.(1)	226,000	131
Hon Hai Precision Industry Co., Ltd.	214,099	564
MediaTek, Inc.	48,794	374
Taiwan Fertilizer Co., Ltd.	91,000	138
Taiwan Semiconductor Manufacturing Co., Ltd.	329,647	1,659

		3,315
THAILAND - 1.0%
Bangkok Bank PCL (DR)	57,000	292

TURKEY - 1.9%
Ford Otomotiv Sanayi AS	22,079	291
Turkiye Sinai Kalkinma Bankasi AS	449,872	263

		554
UNITED ARAB EMIRATES - 0.9%
Emaar Malls Group PJSC(1)	332,659	261

UNITED KINGDOM - 2.6%
Mediclinic International plc(1)	23,277	299
Randgold Resources Ltd.	4,959	454

		753

Total common stocks and equity-linked securities (Cost $26,891)		26,088
PREFERRED STOCKS - 7.6%

BRAZIL - 1.4%
Itau Unibanco Holding S.A.(6)	47,205	$410

KOREA - 6.2%
Samsung Electronics Co., Ltd.(6)	1,881	1,821

Total preferred stocks (Cost $2,096)		2,231
	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%

BRAZIL - 0.0%
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(2)(3)	$372	$–

Total convertible debentures (Cost $127)		–

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $1,047 (Cost $1,047)(7)	1,047	1,047

Total investments - 100.1% (Cost $30,161)		29,366

Other assets less liabilities - (0.1)%		(21)

Total net assets - 100.0%(8)		$29,345

(1)	Non-income producing security.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $14, or less than 0.1% of total net assets.

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,502, or 5.1% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Habib Bank Ltd.	4/13/2015- 10/16/2015	$174	$171	0.6%

6	Artisan Partners Funds

(5)

Security is an equity-linked participation certificate issued by Deutsche Bank AG London. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Non-voting shares.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$1,070

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$4,404	15.0%
Consumer Staples	1,456	5.0
Energy	2,063	7.0
Financials	6,491	22.1
Health Care	1,800	6.1
Industrials	1,742	5.9
Information Technology	6,884	23.4
Materials	1,994	6.8
Telecommunication Services	883	3.0
Utilities	602	2.1
Short-term investments	1,047	3.6

Total investments	$29,366	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$1,768	6.0%
British pound	454	1.5
Chilean peso	554	1.9
Euro	481	1.6
Hong Kong dollar	4,454	15.2
Indian rupee	2,488	8.5
Indonesian rupiah	1,153	3.9
Kenyan shilling	182	0.6
Korean won	3,737	12.7
Malaysian ringgit	177	0.6
Mexican peso	985	3.4
South African rand	1,496	5.1
Swiss franc	257	0.9
Taiwan dollar	3,315	11.3
Thai baht	292	1.0
Turkish lira	554	1.9
U.S. dollar	6,758	23.0
UAE dirham	261	0.9

Total investments	$29,366	100.0%

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5.7
Zhuzhou CRRC Times Electric Co., Ltd.	China	2.5
Naspers Ltd.	South Africa	2.3
Sberbank of Russia PJSC	Russia	2.2
ICICI Bank Ltd.	India	2.0
Hon Hai Precision Industry Co., Ltd.	Taiwan	1.9
Reliance Industries Ltd.	India	1.9
Alibaba Group Holding Ltd.	China	1.8
Digital China Holdings Ltd.	China	1.7

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	7

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.8%

CANADA - 1.3%
Canadian Pacific Railway Ltd.	25,614	$3,399

DENMARK - 1.5%
ISS AS(1)	100,934	4,052

FINLAND - 3.9%
Huhtamaki Oyj	282,465	10,488

FRANCE - 2.4%
Elis S.A.	339,805	6,596

GERMANY - 8.9%
Bayer AG	42,263	4,968
Deutsche Boerse AG	73,260	6,251
Telefonica Deutschland Holding AG	707,031	3,830
Vonovia SE	152,797	5,499
Wirecard AG(1)	93,910	3,559

		24,107
HONG KONG - 1.8%
AIA Group Ltd.	837,995	4,748

ITALY - 0.7%
Mediaset S.p.A.	483,497	1,995

JAPAN - 3.1%
Japan Tobacco, Inc.	92,700	3,863
Nitori Holdings Co., Ltd.	9,078	832
NTT DOCOMO, Inc.	167,968	3,809

		8,504
SWITZERLAND - 3.1%
Nestle S.A.	94,479	7,060
Roche Holding AG(2)	4,929	1,213

		8,273
TAIWAN - 3.4%
Ginko International Co., Ltd.(1)	679,000	6,772
Taiwan Semiconductor Manufacturing Co., Ltd.	502,000	2,527

		9,299
UNITED KINGDOM - 1.3%
Lloyds Banking Group plc	3,674,897	3,590

UNITED STATES - 67.4%
Advance Auto Parts, Inc.	38,280	6,138
Alphabet, Inc., Class A(3)	5,616	4,284
Alphabet, Inc., Class C(2)(3)	10,818	8,059
Amazon.com, Inc.(3)	10,036	5,958
UNITED STATES (CONTINUED)
Aon plc	45,847	4,789
Boston Scientific Corp.(3)	297,792	5,602
Bristol-Myers Squibb Co.	60,406	3,859
Celgene Corp.(3)	65,769	6,583
Charter Communications, Inc., Class A(3)	22,962	4,648
Cognizant Technology Solutions Corp., Class A(3)	76,848	4,818
Comcast Corp., Class A	123,665	7,554
CSX Corp.	197,869	5,095
Delphi Automotive plc	71,304	5,349
Dollar General Corp.	112,108	9,596
Dollar Tree, Inc.(3)	89,812	7,406
General Mills, Inc.	113,883	7,215
HCA Holdings, Inc.(3)	55,348	4,320
JPMorgan Chase & Co.	90,209	5,342
Liberty Global plc, Class A(3)	106,920	4,116
Liberty Global plc, Series C(2)(3)	124,140	4,663
Live Nation Entertainment, Inc.(3)	57,847	1,291
MasterCard, Inc., Class A	109,507	10,348
Medivation, Inc.(3)	127,935	5,882
Medtronic plc	147,230	11,042
Molson Coors Brewing Co., Class B	114,872	11,048
Mondelez International, Inc.	129,772	5,207
Monster Beverage Corp.(3)	16,224	2,164
Nektar Therapeutics(3)	182,201	2,505
NewMarket Corp.	3,596	1,425
PepsiCo, Inc.	56,284	5,768
Thermo Fisher Scientific, Inc.	47,434	6,716
Williams-Sonoma, Inc.	72,029	3,943

		182,733

Total common stocks (Cost $244,077)		267,784
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $2,216 (Cost $2,216)(4)	$2,216	$2,216

Total investments - 99.6% (Cost $246,293)		270,000

Other assets less liabilities - 0.4%		973

Total net assets - 100.0%(5)		$270,973

8	Artisan Partners Funds

(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(2)	Non-voting shares.
(3)	Non-income producing security.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.625%	2/15/2044	$2,264

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$63,489	23.5%
Consumer Staples	42,325	15.7
Financials	30,219	11.2
Health Care	59,462	22.0
Industrials	19,142	7.1
Information Technology	33,595	12.5
Materials	11,913	4.4
Telecommunication Services	7,639	2.8
Short-term investments	2,216	0.8

Total investments	$270,000	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$3,590	1.3%
Danish krone	4,052	1.5
Euro	43,186	16.0
Hong Kong dollar	4,748	1.8
Japanese yen	8,504	3.1
Swiss franc	8,273	3.1
Taiwan dollar	9,299	3.4
U.S. dollar	188,348	69.8

Total investments	$270,000	100.0%

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.6%
Molson Coors Brewing Co.	United States	4.1
Medtronic plc	United States	4.1
Huhtamaki Oyj	Finland	3.9
MasterCard, Inc.	United States	3.8
Dollar General Corp.	United States	3.5
Liberty Global plc	United States	3.2
Comcast Corp.	United States	2.8
Dollar Tree, Inc.	United States	2.7
General Mills, Inc.	United States	2.7

Total		35.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	9

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.1%

AUSTRALIA - 3.4%
James Hardie Industries plc (DR)	2,382,580	$32,619
Treasury Wine Estates Ltd.	2,619,245	19,355

		51,974
BRAZIL - 1.7%
Raia Drogasil S.A.	1,724,100	25,030

CHINA - 3.7%
Tencent Holdings Ltd.	2,757,400	56,340

DENMARK - 3.0%
Genmab AS(1)	328,237	45,487

FRANCE - 2.1%
Eurofins Scientific SE	88,429	32,436

GERMANY - 3.1%
Brenntag AG	525,240	30,003
Zalando SE(1)	506,360	16,623

		46,626
HONG KONG - 1.6%
Hong Kong Exchanges and Clearing Ltd.	572,577	13,773
Sands China Ltd.	2,573,200	10,466

		24,239
ITALY - 0.7%
Moncler S.p.A.	611,292	10,329

JAPAN - 8.1%
FANUC Corp.	211,302	32,828
Harmonic Drive Systems, Inc.	593,982	15,194
Nintendo Co., Ltd.	165,142	23,477
Shiseido Co., Ltd.	1,269,922	28,345
Stanley Electric Co., Ltd.(2)	993,000	22,455

		122,299
KOREA - 1.3%
Amorepacific Corp.	58,497	19,770

MEXICO - 1.2%
Infraestructura Energetica Nova S.A.B. de C.V.	4,485,860	18,227

SWEDEN - 0.7%
Hexagon AB, Class B	271,442	10,566

TAIWAN - 0.8%
Hermes Microvision, Inc.	411,000	11,749
UNITED KINGDOM - 11.4%
ASOS plc(1)	569,653	26,590
Associated British Foods plc	369,386	17,767
Auto Trader Group plc	1,148,924	6,436
Direct Line Insurance Group plc	7,967,376	42,362
Intertek Group plc	382,890	17,416
Markit Ltd.(1)	1,726,041	61,016

		171,587
UNITED STATES - 49.3%
Abbott Laboratories	1,042,495	43,608
Adobe Systems, Inc.(1)	154,387	14,482
Alphabet, Inc., Class A(1)	80,902	61,720
Alphabet, Inc., Class C(1)(3)	51,881	38,649
Anthem, Inc.	144,732	20,116
Boston Scientific Corp.(1)	2,181,786	41,039
Broadcom Ltd.	163,585	25,274
Chipotle Mexican Grill, Inc.(1)	26,836	12,639
Ecolab, Inc.	67,803	7,561
Electronic Arts, Inc.(1)	558,102	36,896
Facebook, Inc., Class A(1)	565,902	64,569
IHS, Inc., Class A(1)(2)	604,139	75,010
LKQ Corp.(1)	1,169,116	37,330
McGraw Hill Financial, Inc.	511,850	50,663
Noble Energy, Inc.	234,579	7,368
Priceline Group, Inc.(1)	5,522	7,118
Regeneron Pharmaceuticals, Inc.(1)	119,471	43,062
Salesforce.com, Inc.(1)	297,982	22,000
Schlumberger Ltd.	182,601	13,467
Starbucks Corp.	411,990	24,596
Visa, Inc., Class A	1,020,027	78,012
Workday, Inc., Class A(1)	259,337	19,927

		745,106

Total common stocks (Cost $1,123,950)		1,391,765

10	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $113,393 (Cost $113,393)(4)	$113,393	$113,393

Total investments - 99.6% (Cost $1,237,343)		1,505,158

Other assets less liabilities - 0.4%		6,578

Total net assets - 100.0%(5)		$1,511,736

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$115,664

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$168,146	11.2%
Consumer Staples	110,267	7.3
Energy	20,835	1.4
Financials	167,814	11.2
Health Care	225,748	15.0
Industrials	170,451	11.3
Information Technology	470,097	31.2
Materials	40,180	2.7
Utilities	18,227	1.2
Short-term investments	113,393	7.5

Total investments	$1,505,158	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$51,974	3.5%
Brazilian real	25,030	1.7
British pound	110,571	7.3
Danish krone	45,487	3.0
Euro	89,391	5.9
Hong Kong dollar	80,579	5.4
Japanese yen	122,299	8.1
Korean won	19,770	1.3
Mexican peso	18,227	1.2
Swedish krona	10,566	0.7
Taiwan dollar	11,749	0.8
U.S. dollar	919,515	61.1

Total investments	$1,505,158	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2016 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	8/10/2016	JPY	4,701,179	USD	40,979	$(964)

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	6.6%
Visa, Inc.	United States	5.2
IHS, Inc.	United States	5.0
Facebook, Inc.	United States	4.3
Markit Ltd.	United Kingdom	4.0
Tencent Holdings Ltd.	China	3.7
McGraw Hill Financial, Inc.	United States	3.4
Genmab AS	Denmark	3.0
Abbott Laboratories	United States	2.9
Regeneron Pharmaceuticals, Inc.	United States	2.8

Total		40.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	11

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.4%

CANADA - 4.1%
Cogeco Communications, Inc.	95,571	$5,097

DENMARK - 3.4%
Scandinavian Tobacco Group AS(1)	258,255	4,149

FINLAND - 6.0%
Huhtamaki Oyj	198,365	7,365

FRANCE - 3.9%
Elis S.A.	248,604	4,826

GERMANY - 8.5%
Gerresheimer AG	32,585	2,556
Tele Columbus AG(1)	784,748	8,021

		10,577
GREECE - 2.0%
JUMBO S.A.(1)	179,618	2,432

INDIA - 0.6%
Credit Analysis & Research Ltd.	54,376	775

ITALY - 12.5%
Banca Sistema S.p.A.(1)	484,529	1,547
Ei Towers S.p.A.	81,210	4,526
Infrastrutture Wireless Italiane S.p.A.(1)	866,282	4,343
RAI Way S.p.A.	938,895	5,043

		15,459
JAPAN - 1.2%
Seria Co., Ltd.	23,900	1,442

NETHERLANDS - 3.5%
Intertrust N.V. (1)	195,147	4,352

SPAIN - 12.8%
Cellnex Telecom SAU	224,696	3,593
Ebro Foods S.A.	174,349	3,806
Euskaltel S.A.(1)	270,055	2,953
Inmobiliaria Colonial S.A.(1)	5,343,420	3,958
Melia Hotels International S.A.	130,633	1,537

		15,847
SWEDEN - 7.3%
Cloetta AB, Class B(1)	1,396,309	4,438
Com Hem Holding AB	493,836	4,553

		8,991
TAIWAN - 3.6%
Ginko International Co., Ltd.(2)	445,000	4,438

THAILAND - 0.1%
Big C Supercenter PCL(3)	11,400	82
Big C Supercenter PCL (DR)	11,100	79

		161
UNITED KINGDOM - 11.9%
B&M European Value Retail S.A.	50,836	194
Britvic plc	181,859	1,856
Domino’s Pizza Group plc	93,524	1,354
Essentra plc	222,246	2,641
Mitchells & Butlers plc	634,943	2,534
Rathbone Brothers plc	91,804	2,785
Virgin Money Holdings UK plc	640,115	3,392

		14,756
UNITED STATES - 11.0%
Allegion plc	5,827	371
Buffalo Wild Wings, Inc.(1)	7,521	1,114
Cable One, Inc.	9,776	4,274
Interpublic Group of Cos., Inc.	94,246	2,163
Nektar Therapeutics(1)	224,172	3,082
Snyder’s-Lance, Inc.	83,645	2,633

		13,637

Total common stocks (Cost $109,419)		114,304
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $9,266 (Cost $9,266)(4)	$9,266	$9,266

Total investments - 99.9% (Cost $118,685)		123,570

Other assets less liabilities - 0.1%		82

Total net assets - 100.0%(5)		$123,652

(1)	Non-income producing security.

12	Artisan Partners Funds

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $82, or 0.1% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.625%	2/15/2044	$9,455

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$35,205	28.5%
Consumer Staples	17,043	13.8
Financials	16,809	13.6
Health Care	10,076	8.1
Industrials	5,197	4.2
Information Technology	4,526	3.7
Materials	10,006	8.1
Telecommunication Services	15,442	12.5
Short-term investments	9,266	7.5

Total investments	$123,570	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$14,756	11.9%
Canadian dollar	5,097	4.1
Danish krone	4,149	3.4
Euro	60,858	49.3
Indian rupee	775	0.6
Japanese yen	1,442	1.2
Swedish krona	8,991	7.3
Taiwan dollar	4,438	3.6
Thai baht	161	0.1
U.S. dollar	22,903	18.5

Total investments	$123,570	100.0%

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Tele Columbus AG	Germany	6.5%
Huhtamaki Oyj	Finland	6.0
Cogeco Communications, Inc.	Canada	4.1
RAI Way S.p.A.	Italy	4.1
Elis S.A.	France	3.9
Com Hem Holding AB	Sweden	3.7
Ei Towers S.p.A.	Italy	3.7
Ginko International Co., Ltd.	Taiwan	3.6
Cloetta AB	Sweden	3.6
Intertrust N.V.	Netherlands	3.5

Total		42.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	13

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.5%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.	370,349	$30,557

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	3,969,604	49,580

CANADA - 1.7%
Imperial Oil Ltd.	897,114	29,972

CHINA - 3.8%
Baidu, Inc. (DR)(1)	210,728	40,224
New Oriental Education & Technology Group, Inc. (DR)	739,056	25,564

		65,788
DENMARK - 4.8%
Carlsberg AS, Class B	363,144	34,604
ISS AS(2)	1,195,523	47,996

		82,600
KOREA - 4.7%
Kia Motors Corp.	550,391	23,246
Samsung Electronics Co., Ltd.	50,838	58,324

		81,570
NETHERLANDS - 1.9%
ING Groep N.V. (DR)	2,741,840	33,165

NORWAY - 1.2%
Orkla ASA	2,254,710	20,422

SWITZERLAND - 5.6%
ABB Ltd. (1)	2,773,480	54,053
Adecco S.A.(1)	20,964	1,366
Pargesa Holding S.A.	2,453	156
UBS Group AG	2,551,038	41,096

		96,671
UNITED KINGDOM - 11.2%
Amec Foster Wheeler plc	2,160,210	13,962
Compass Group plc	1,384,537	24,419
Diageo plc	708,210	19,138
IMI plc	374,891	5,129
Lloyds Banking Group plc	29,688,489	29,004
Royal Bank of Scotland Group plc(1)	15,583,280	49,843
Tesco plc(1)	18,392,136	50,665

		192,160
UNITED STATES - 50.9%
Alphabet, Inc., Class A(1)	27,242	$20,783
Alphabet, Inc., Class C(1)(3)	18,774	13,986
American Express Co.	561,775	34,493
Aon plc	273,996	28,619
Applied Materials, Inc.	1,783,348	37,771
Arch Capital Group Ltd.(1)(2)	880,166	62,580
Bank of New York Mellon Corp.	1,748,589	64,400
Cisco Systems, Inc.	1,747,524	49,752
Citigroup, Inc.	1,289,022	53,817
Citizens Financial Group, Inc.	1,258,742	26,371
FedEx Corp.	120,849	19,664
Johnson & Johnson	564,981	61,131
Joy Global, Inc.	625,910	10,058
Marsh & McLennan Cos., Inc.	864,670	52,563
Medtronic plc	756,863	56,765
Microsoft Corp.	1,272,544	70,283
Oracle Corp.	2,147,662	87,861
Progressive Corp.	757,757	26,628
QUALCOMM, Inc.	942,827	48,216
TE Connectivity Ltd.	387,210	23,976
United Technologies Corp.	286,164	28,645

		878,362

Total common stocks (Cost $1,446,504)		1,560,847
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $157,021 (Cost $157,021)(4)	$157,021	$157,021

Total investments - 99.6% (Cost $1,603,525)		1,717,868

Other assets less liabilities - 0.4%		7,250

Total net assets - 100.0%(5)		$1,725,118

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.

14	Artisan Partners Funds

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.625%	8/15/2043	$160,162

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$73,229	4.3%
Consumer Staples	124,829	7.3
Energy	43,934	2.5
Financials	533,292	31.0
Health Care	117,896	6.9
Industrials	166,911	9.7
Information Technology	451,176	26.3
Telecommunication Services	49,580	2.9
Short-term investments	157,021	9.1

Total investments	$1,717,868	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$192,160	11.2%
Canadian dollar	29,972	1.7
Danish krone	82,600	4.8
Euro	63,722	3.7
Korean won	81,570	4.8
Norwegian krone	20,422	1.2
Swiss franc	96,671	5.6
U.S. dollar	1,150,751	67.0

Total investments	$1,717,868	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2016 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	5/17/2016	CNH	269,967	USD	41,343	$(351)
State Street Bank and Trust Company	5/17/2016	CNH	60,488	USD	9,340	(2)
State Street Bank and Trust Company	5/17/2016	CNH	35,875	USD	5,437	(104)

						$(457)

CNH - Yuan Renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	5.1%
Microsoft Corp.	United States	4.1
Bank of New York Mellon Corp.	United States	3.7
Arch Capital Group Ltd.	United States	3.6
Johnson & Johnson	United States	3.5
Samsung Electronics Co., Ltd.	Korea	3.4
Medtronic plc	United States	3.3
ABB Ltd.	Switzerland	3.1
Citigroup, Inc.	United States	3.1
Marsh & McLennan Cos., Inc.	United States	3.1

Total		36.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	15

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 72.9%

AGRICULTURE - 1.1%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)	$17,859	$15,403

BIOTECHNOLOGY - 1.6%
Concordia Healthcare Corp., 7.00%, 4/15/2023(1)(2)	3,000	2,573
9.50%, 10/21/2022(1)(2)	20,000	19,300

		21,873
BUILDING MATERIALS - 1.3%
GCP Applied Technologies, Inc., 9.50%, 2/1/2023(1)	12,250	13,291
Ply Gem Industries, Inc., 6.50%, 2/1/2022	4,000	3,920

		17,211
CHEMICALS - 3.2%
A Schulman, Inc., 6.88%, 6/1/2023(1)	12,000	11,820
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020(3)(4)(5)	2,000	–
Platform Specialty Products Corp., 6.50%, 2/1/2022(1)	27,175	22,929
10.38%, 5/1/2021(1)	1,000	968
TPC Group, Inc., 8.75%, 12/15/2020(1)	10,735	7,514

		43,231
DISTRIBUTION/WHOLESALE - 0.8%
HD Supply, Inc., 5.75%, 4/15/2024(1)(6)	11,000	11,303

DIVERSIFIED FINANCIAL SERVICES - 6.0%
Alliance Data Systems Corp., 5.38%, 8/1/2022(1)	3,193	2,993
6.38%, 4/1/2020(1)	9,000	9,158
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022(1)	35,880	30,857
National Financial Partners Corp., 9.00%, 7/15/2021(1)	29,240	28,070
Quicken Loans, Inc., 5.75%, 5/1/2025(1)	10,000	9,700

		80,778
HEALTHCARE-SERVICES - 1.9%
Acadia Healthcare Co., Inc., 6.50%, 3/1/2024(1)	5,000	5,200
Centene Escrow Corp., 5.63%, 2/15/2021(1)	2,000	2,085
6.13%, 2/15/2024(1)	4,277	4,502
HEALTHCARE-SERVICES (CONTINUED)
HCA, Inc., 5.25%, 6/15/2026	$2,000	$2,050
5.38%, 2/1/2025	12,000	12,131

		25,968
HOLDING COMPANIES-DIVERSIFIED - 2.6%
Opal Acquisition, Inc., 8.88%, 12/15/2021(1)	50,815	35,443

INSURANCE - 8.6%
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019(1)	9,654	8,930
USI, Inc., 7.75%, 1/15/2021(1)	75,572	75,572
Wayne Merger Sub LLC, 8.25%, 8/1/2023(1)	6,250	6,219
York Risk Services Holding Corp., 8.50%, 10/1/2022(1)	38,850	24,864

		115,585
MACHINERY-DIVERSIFIED - 2.0%
Gardner Denver, Inc., 6.88%, 8/15/2021(1)	32,975	26,957

MEDIA - 7.9%
Altice Financing S.A., 6.63%, 2/15/2023(1)(2)	1,000	1,003
Altice Finco S.A., 7.63%, 2/15/2025(1)(2)	4,040	3,868
Altice US Finance I Corp., 5.38%, 7/15/2023(1)(2)	3,000	3,081
Altice US Finance S.A., 7.75%, 7/15/2025(1)(2)	2,000	1,955
Cablevision Systems Corp., 5.88%, 9/15/2022	5,000	4,213
8.00%, 4/15/2020	7,500	7,275
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/2023(1)	5,000	5,088
5.25%, 9/30/2022	5,500	5,665
5.88%, 4/1/2024(1)	5,000	5,237
CCO Safari II LLC, 4.46%, 7/23/2022(1)	5,500	5,762
4.91%, 7/23/2025(1)	6,000	6,331
DISH DBS Corp., 5.00%, 3/15/2023	2,000	1,780
5.88%, 11/15/2024	4,000	3,665

16	Artisan Partners Funds

	Principal Amount	Value
MEDIA (CONTINUED)
5.88%, 7/15/2022	$9,000	$8,527
6.75%, 6/1/2021	1,000	1,033
Neptune Finco Corp., 10.13%, 1/15/2023(1)	7,000	7,490
10.88%, 10/15/2025(1)	14,000	15,295
Time Warner Cable, Inc., 4.50%, 9/15/2042	10,000	8,879
Univision Communications, Inc., 5.13%, 2/15/2025(1)	11,000	10,862

		107,009
MISCELLANEOUS MANUFACTURING - 1.2%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022(1)	18,550	15,860

OIL & GAS - 7.6%
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	16,470	8,235
Encana Corp., 6.50%, 5/15/2019(2)	6,250	6,219
Endeavor Energy Resources L.P. / EER Finance, Inc., 7.00%, 8/15/2021(1)	5,610	5,245
Energen Corp., 4.63%, 9/1/2021	1,750	1,531
Laredo Petroleum, Inc., 5.63%, 1/15/2022	10,862	9,070
7.38%, 5/1/2022	11,223	9,722
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.00%, 6/1/2020	13,300	4,954
Paramount Resources Ltd., 6.88%, 6/30/2023(1)(2)	6,000	4,358
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/2022(1)	10,218	10,167
Seven Generations Energy Ltd., 6.75%, 5/1/2023(1)(2)	29,000	27,477
8.25%, 5/15/2020(1)(2)	5,500	5,514
Whiting Petroleum Corp., 5.00%, 3/15/2019	14,000	9,695

		102,187
PHARMACEUTICALS - 4.3%
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/2023(1)	51,500	40,363
6.13%, 4/15/2025(1)	13,000	10,010
6.38%, 10/15/2020(1)	8,500	7,055

		57,428
PIPELINES - 3.5%
Kinder Morgan Energy Partners L.P., 4.25%, 9/1/2024	17,700	16,769
Williams Partners L.P. / ACMP Finance Corp., 4.88%, 5/15/2023	21,208	18,420
4.88%, 3/15/2024	13,000	11,348

		46,537
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
Vereit Operating Partnership L.P., 4.60%, 2/6/2024	$35,100	$34,925

RETAIL - 3.1%
Dollar Tree, Inc., 5.75%, 3/1/2023 (1)	10,000	10,594
Group 1 Automotive, Inc., 5.00%, 6/1/2022	21,160	20,948
Yum! Brands, Inc., 3.75%, 11/1/2021	5,000	4,750
3.88%, 11/1/2020	5,000	4,900
3.88%, 11/1/2023	1,000	925

		42,117
SEMICONDUCTORS - 0.7%
Microsemi Corp., 9.13%, 4/15/2023(1)	9,000	9,878

SOFTWARE - 7.3%
First Data Corp., 5.75%, 1/15/2024(1)	13,000	12,998
7.00%, 12/1/2023(1)	38,500	38,885
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021(1)	18,500	13,829
Infor US, Inc., 6.50%, 5/15/2022	7,000	6,370
Informatica LLC, 7.13%, 7/15/2023(1)	18,490	17,843
Solera LLC, 10.50%, 3/1/2024(1)	8,400	8,442

		98,367
TELECOMMUNICATIONS - 5.6%
Frontier Communications Corp., 8.88%, 9/15/2020(1)	2,000	2,088
10.50%, 9/15/2022(1)	4,000	4,100
11.00%, 9/15/2025(1)	15,000	15,075
T-Mobile USA, Inc.,
6.00%, 4/15/2024(6)	5,000	5,062
6.13%, 1/15/2022	8,000	8,260
6.38%, 3/1/2025	4,500	4,607
6.50%, 1/15/2024	9,000	9,360
6.50%, 1/15/2026	8,000	8,310
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(1)(2)	18,000	18,000

		74,862

Total Corporate Bonds (Cost $1,031,698)		982,922

BANK LOANS - 12.7%(7)

AEROSPACE/DEFENSE - 0.4%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022(3)	7,000	4,900

AUTO PARTS & EQUIPMENT - 0.4%
BBB Industries US Holdings, Inc. Second Lien Term Loan, 9.75%, 11/3/2022(3)	6,500	6,013

Artisan Partners Funds	17

	Principal Amount	Value
BIOTECHNOLOGY - 0.2%
Concordia Healthcare Corp. Term Loan, 5.25%, 10/21/2021(2)	$2,993	$2,908

CHEMICALS - 0.2%
MacDermid, Inc. Term Loan B2, 5.50%, 6/7/2020	3,000	2,893

COMMERCIAL SERVICES - 0.5%
MJ Acquisition Corp. Second Lien Term Loan, 9.00%, 6/1/2023(3)	7,000	6,790

DIVERSIFIED FINANCIAL SERVICES - 1.4%
LBM Borrower LLC Second Lien Term Loan, 10.25%, 8/20/2023	10,000	9,250
TransFirst, Inc. Second Lien Term Loan, 10.50%, 11/12/2022	10,000	9,994

		19,244
HEALTHCARE-PRODUCTS - 0.4%
Immucor, Inc. Refi Term Loan B2, 5.00%, 8/17/2018	4,987	4,796

INSURANCE - 0.9%
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	12,350

INTERNET - 1.0%
iParadigms Holdings LLC Second Lien Term Loan, 8.25%, 7/29/2022(3)	8,768	8,505
The Active Network, Inc. Second Lien Term Loan, 9.50%, 11/15/2021	5,467	4,701

		13,206
MACHINERY-DIVERSIFIED - 1.3%
Gardner Denver, Inc. Term Loan, 4.25%, 7/30/2020	19,949	18,153

MISCELLANEOUS MANUFACTURING - 0.1%
Ascend Performance Materials Operations LLC Term Loan B, 6.75%, 4/10/2018	705	643

OIL & GAS - 1.7%
Callon Petroleum Co. Second Lien Term Loan, 8.50%, 10/8/2021	24,500	23,520

OIL & GAS SERVICES - 0.4%
Cactus Wellhead LLC Term Loan, 7.00%, 7/31/2020(3)	7,880	2,758
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021(2)(3)	8,865	2,083

		4,841
SOFTWARE - 3.8%
Ascend Learning LLC Second Lien Term Loan, 9.50%, 11/30/2020	$15,642	$14,390
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	41,035	36,316

		50,706

Total Bank Loans (Cost $190,245)		170,963

CONVERTIBLE DEBENTURES - 2.6%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
VEREIT, Inc., 3.00%, 8/1/2018	6,000	5,827
VEREIT, Inc., 3.75%, 12/15/2020	31,000	29,644

Total convertible debentures (Cost $35,139)		35,471

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $153,733 (Cost $153,733)(8)	153,733	153,733

Total investments - 99.6% (Cost $1,410,815)		1,343,089

Other assets less liabilities - 0.4%		5,936

Total net assets - 100.0%(9)		$1,349,025

(1)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
A Schulman, Inc. 6.88% 6/1/2023	5/7/15- 11/6/15	$12,099	$11,820	0.9%
Acadia Healthcare Co., Inc. 6.50% 3/1/2024	2/4/16	5,000	5,200	0.4
Alliance Data Systems Corp. 5.38% 8/1/2022	7/24/14- 3/21/16	3,024	2,993	0.2
6.38% 4/1/2020	8/14/14- 3/24/15	9,319	9,158	0.7

18	Artisan Partners Funds

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Altice Financing S.A. 6.63% 2/15/2023	1/30/15	$1,000	$1,003	0.1%
Altice Finco S.A. 7.63% 2/15/2025	1/30/15- 4/1/15	4,139	3,868	0.3
Altice US Finance I Corp. 5.38% 7/15/2023	5/29/15	3,000	3,081	0.2
Altice US Finance S.A. 7.75% 7/15/2025	5/29/15	1,965	1,955	0.1
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13% 5/1/2023	4/13/15- 9/29/15	4,769	5,088	0.4
5.88% 4/1/2024	2/4/16	5,000	5,237	0.4
CCO Safari II LLC
4.46% 7/23/2022	7/9/15- 1/6/16	5,501	5,762	0.4
4.91% 7/23/2025	7/9/15- 7/13/15	5,958	6,331	0.5
Centene Escrow Corp. 5.63% 2/15/2021	1/28/16	2,000	2,085	0.2
6.13% 2/15/2024	1/28/16- 3/31/16	4,389	4,502	0.3
Concordia Healthcare Corp.
7.00% 4/15/2023	10/26/15- 10/29/15	2,628	2,573	0.2
9.50% 10/21/2022	10/19/15	20,000	19,300	1.4
Dollar Tree, Inc. 5.75% 3/1/2023	2/6/15- 1/8/16	10,000	10,594	0.8
Endeavor Energy Resources L.P. / EER Finance, Inc. 7.00% 8/15/2021	8/28/15- 1/5/16	5,227	5,245	0.4
First Data Corp. 5.75% 1/15/2024	11/5/15- 1/28/16	12,956	12,998	1.0
7.00% 12/1/2023	10/29/15- 3/16/16	38,064	38,885	2.9
Frontier Communications Corp. 8.88% 9/15/2020	9/11/15	2,000	2,088	0.2
10.50%9/15/2022	9/11/15	4,000	4,100	0.3
11.00% 9/15/2025	9/11/15- 1/19/16	14,775	15,075	1.1
Gardner Denver, Inc. 6.88% 8/15/2021	7/31/15- 3/16/16	28,307	26,957	2.0
Gates Global LLC / Gates Global Co. 6.00% 7/15/2022	7/28/15- 11/2/15	15,303	15,860	1.2
GCP Applied Technologies, Inc. 9.50% 2/1/2023	1/22/16- 2/19/16	12,593	13,291	1.0
HD Supply, Inc. 5.75% 4/15/2024	3/28/16- 3/30/16	11,113	11,303	0.8
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.13% 7/15/2019	3/1/16- 3/31/16	$8,336	$8,930	0.7
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/1/2022	7/15/14- 11/18/15	$33,473	$30,857	2.3%
Infor Software Parent LLC / Infor Software Parent, Inc. 7.13% 5/1/2021	4/3/14- 11/23/15	17,532	13,829	1.0
Informatica LLC 7.13% 7/15/2023	6/2/15- 3/30/16	18,137	17,843	1.3
Microsemi Corp. 9.13% 4/15/2023	1/7/16- 1/12/16	9,260	9,878	0.7
National Financial Partners Corp. 9.00% 7/15/2021	5/12/15- 3/31/16	28,872	28,070	2.1
Neptune Finco Corp. 10.13% 1/15/2023	9/25/15	7,000	7,490	0.6
10.88% 10/15/2025	9/25/15- 9/30/15	14,000	15,295	1.1
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14- 11/5/15	51,749	35,443	2.6
Paramount Resources Ltd. 6.88% 6/30/2023	5/21/15- 6/3/15	6,008	4,358	0.3
Parsley Energy LLC / Parsley Finance Corp. 7.50% 2/15/2022	1/15/15- 9/18/15	10,284	10,167	0.8
Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14- 6/22/15	18,340	15,403	1.1
Platform Specialty Products Corp. 6.50% 2/1/2022	9/9/15- 3/30/16	24,700	22,929	1.7
10.38% 5/1/2021	11/3/15	1,000	968	0.1
Quicken Loans, Inc. 5.75% 5/1/2025	5/1/15- 3/31/16	9,895	9,700	0.7
Seven Generations Energy Ltd. 6.75% 5/1/2023	10/7/15- 3/8/16	25,582	27,477	2.0
8.25% 5/15/2020	3/8/16- 3/21/16	5,541	5,514	0.4
Solera LLC 10.50% 3/1/2024	2/29/16- 3/30/16	8,298	8,442	0.6
TPC Group, Inc. 8.75% 12/15/2020	7/15/15- 12/1/15	9,248	7,514	0.5
Univision Communications, Inc. 5.13% 2/15/2025	2/2/16- 2/4/16	10,317	10,862	0.8
USI, Inc. 7.75% 1/15/2021	3/20/14- 3/30/16	74,958	75,572	5.6
Valeant Pharmaceuticals International, Inc. 5.88% 5/15/2023	3/13/15- 3/30/16	44,172	40,363	3.0
6.13% 4/15/2025	3/13/15- 10/23/15	12,268	10,010	0.8
6.38% 10/15/2020	4/29/14- 5/11/15	8,849	7,055	0.5

Artisan Partners Funds	19

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Virgin Media Secured Finance plc 5.25% 1/15/2026	3/17/15- 1/21/16	$17,576	$18,000	1.3%
Wayne Merger Sub LLC 8.25% 8/1/2023	7/30/15- 8/5/15	6,248	6,219	0.5
York Risk Services Holding Corp. 8.50% 10/1/2022	9/17/14- 12/1/15	36,423	24,864	1.8

Total			$719,404	53.3%

(2)	The Fund considers the Issuer to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Issuer	Country	Trading Currency
Altice S.A.	Luxembourg	U.S. dollar
Concordia Healthcare Corp.	Canada	U.S. dollar
Encana Corp.	Canada	U.S. dollar
Paramount Resources Ltd.	Canada	U.S. dollar
RGL Reservoir Operations, Inc.	Canada	U.S. dollar
Seven Generations Energy Ltd.	Canada	U.S. dollar
Virgin Media Secured Finance plc	United Kingdom	U.S. dollar

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $31,049, or 2.3% of total net assets.

(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(a) and 3 in Notes to Financial Statements for additional information.
(5)	Represents escrow for past due interest.
(6)	When-Issued security.
(7)	Floating rate instruments, the rate disclosed was as of March 31, 2016.
(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	11/15/2023	$156,813

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $25,000 or 1.9% of the total net assets as of March 31, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Beacon Roofing Supply, Inc. Bridge Term Loan	$25,000	–

CREDIT DIVERSIFICATION - March 31, 2016 (Unaudited)
Percentage of Total Investments
BBB	5.6%
BB	15.5
B	32.1
CCC	30.0
Unrated	5.4
Short-term investments	11.4

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rate bonds and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Adviser to be of comparable quality.

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Issuer	Country	Percentage of Total Net Assets
USI, Inc.	United States	5.6%
VEREIT, Inc.	United States	5.2
Valeant Pharmaceuticals International, Inc.	United States	4.3
First Data Corp.	United States	3.8
Gardner Denver, Inc.	United States	3.3
Renaissance Learning, Inc.	United States	2.7
T-Mobile USA, Inc.	United States	2.6
Opal Acquisition, Inc.	United States	2.6
Seven Generations Energy Ltd.	Canada	2.4
Altice SA	Luxembourg	2.4

Total		34.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

20	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.7%

BELGIUM - 2.2%
Anheuser-Busch InBev N.V.	959,281	$119,254
Telenet Group Holding N.V.(1)	2,748,358	139,120
UCB S.A.	1,550,778	118,654

		377,028
CANADA - 1.3%
Canadian Pacific Railway Ltd.	1,637,487	217,278

CHINA - 2.2%
Baidu, Inc. (DR)(1)	1,245,216	237,687
Tencent Holdings Ltd.	6,590,477	134,658

		372,345
DENMARK - 0.2%
ISS AS(2)	751,841	30,184

FRANCE - 8.1%
Danone S.A.	5,214,340	370,897
L’Oreal S.A.	1,012,091	181,329
LVMH Moet Hennessy Louis Vuitton SE	832,453	142,561
Orange S.A.	11,586,135	202,965
Pernod Ricard S.A.	1,656,850	184,762
Zodiac Aerospace(2)	14,690,410	294,372

		1,376,886
GERMANY - 15.4%
Allianz SE	1,416,153	230,355
Bayer AG	7,001,803	823,027
Beiersdorf AG	3,147,686	284,176
Deutsche Boerse AG	5,068,767	432,524
Linde AG	2,742,842	399,654
Vonovia SE	6,201,924	223,183
Wirecard AG(2)	6,337,538	240,143

		2,633,062
HONG KONG - 3.2%
AIA Group Ltd.	95,897,732	543,318

IRELAND - 1.4%
Ryanair Holdings plc, Equity-Linked Security(3)(4)(5)(6)	14,236,891	229,475

ITALY - 0.6%
Mediaset S.p.A.	26,535,428	109,486

JAPAN - 10.5%
Japan Tobacco, Inc.	15,170,883	632,204
NGK Insulators Ltd.	10,963,861	202,531
NTT DOCOMO, Inc.	10,801,133	244,968
Olympus Corp.	7,711,213	299,761
Ono Pharmaceutical Co., Ltd.	5,175,380	219,118
Toyota Motor Corp.	3,708,681	196,136

		1,794,718
KOREA - 0.0%†
Orion Corp.	2,079	1,661

MEXICO - 1.0%
Grupo Televisa S.A.B. (DR)	6,278,367	172,404

SPAIN - 1.5%
Grifols S.A.	5,172,874	115,193
Grifols S.A. (DR)	9,528,665	147,409

		262,602
SWEDEN - 1.0%
Swedbank AB, Class A	7,800,548	168,055

SWITZERLAND - 9.9%
Actelion Ltd.(1)	1,974,695	295,111
Nestle S.A.	9,787,084	731,321
Roche Holding AG(3)	1,196,505	294,538
Syngenta AG	887,916	369,368

		1,690,338
TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	39,234,000	197,486

UNITED KINGDOM - 14.9%
Babcock International Group plc	6,453,557	88,008
British American Tobacco plc	2,513,750	147,664
BT Group plc	18,940,274	119,829
Carnival plc	2,029,909	109,388
Croda International plc	1,669,157	72,855
Diageo plc	2,970,595	80,274
Imperial Brands plc	5,106,101	283,298
InterContinental Hotels Group plc	4,550,435	187,636
International Consolidated Airlines Group S.A.	33,781,988	268,555
Johnson Matthey plc	4,232,306	166,798
Lloyds Banking Group plc	255,339,988	249,451
Unilever plc	8,289,313	375,322
Worldpay Group plc(1)	32,554,872	128,628
WPP plc	11,580,543	270,612

		2,548,318

Artisan Partners Funds	21

	Shares Held	Value
UNITED STATES - 20.1%
Allegion plc	244,500	$15,577
Allergan plc(1)	486,218	130,321
Aon plc	4,089,570	427,156
Autoliv, Inc. (DR)	1,118,837	132,994
Cognizant Technology Solutions Corp., Class A(1)	6,855,748	429,855
Delphi Automotive plc	4,776,212	358,311
Liberty Global plc, Class A(1)	8,552,921	329,288
Liberty Global plc, Series C(1)(3)	13,074,923	491,094
Medtronic plc	11,186,129	838,960
Royal Caribbean Cruises Ltd.	1,555,775	127,807
WABCO Holdings, Inc.(1)	1,307,867	139,837

		3,421,200

Total common stocks and equity-linked securities (Cost $14,365,451)		16,145,844

PREFERRED STOCKS - 0.9%

GERMANY - 0.9%
Henkel AG & Co. KGaA(3)	1,463,427	161,361

Total preferred stocks (Cost $102,660)		161,361
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $696,516 (Cost $696,515)(7)	$696,515	$696,515

Total investments - 99.7% (Cost $15,164,626)		17,003,720

Other assets less liabilities - 0.3%		52,302

Total net assets - 100.0%(8)		$17,056,022

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933 on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 3/31/2016	$130,447	$229,475	1.4%

(5)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $229,475, or 1.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.500%	5/15/2024	$92,832
U.S. Treasury Note	2.750%	11/15/2023	445,235
U.S. Treasury Bond	3.625%	8/15/2043	87,673
U.S. Treasury Bond	3.625%	2/15/2044	84,708

			$710,448

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$2,766,837	16.3%
Consumer Staples	3,553,523	20.9
Financials	2,274,042	13.4
Health Care	3,282,092	19.3
Industrials	1,485,817	8.7
Information Technology	1,368,457	8.1
Materials	1,008,675	5.9
Telecommunication Services	567,762	3.3
Short-term investments	696,515	4.1

Total investments	$17,003,720	100.0%

22	Artisan Partners Funds

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,548,318	15.0%
Danish krone	30,184	0.2
Euro	4,773,016	28.1
Hong Kong dollar	677,976	4.0
Japanese yen	1,794,718	10.5
Korean won	1,661	— (1)
Swedish krona	301,049	1.8
Swiss franc	1,690,338	9.9
Taiwan dollar	197,486	1.2
U.S. dollar	4,988,974	29.3

Total investments	$17,003,720	100.0%

(1)	Represents less than 0.1% of total investments.

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Medtronic plc	United States	5.0%
Bayer AG	Germany	4.8
Liberty Global plc	United States	4.8
Nestle S.A.	Switzerland	4.3
Japan Tobacco, Inc.	Japan	3.7
AIA Group Ltd.	Hong Kong	3.2
Deutsche Boerse AG	Germany	2.5
Cognizant Technology Solutions Corp.	United States	2.5
Aon plc	United States	2.5
Linde AG	Germany	2.3

Total		35.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	23

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

CANADA - 2.7%
Manitoba Telecom Services, Inc.	1,011,063	$25,137

DENMARK - 7.4%
Royal Unibrew AS	821,254	39,630
Scandinavian Tobacco Group AS(1)	1,791,657	28,782

		68,412
FINLAND - 3.5%
Huhtamaki Oyj	864,582	32,102

FRANCE - 4.6%
Bonduelle SCA	311,424	9,168
Elis S.A.	1,728,284	33,550

		42,718
GERMANY - 11.0%
Gerresheimer AG	243,090	19,067
Takkt AG	1,554,537	29,859
Wirecard AG(2)	1,396,421	52,913

		101,839
GREECE - 1.8%
JUMBO S.A.(1)	1,215,835	16,464

ITALY - 13.0%
Azimut Holding S.p.A.	126,260	2,909
Davide Campari-Milano S.p.A.	1,612,413	16,119
Ei Towers S.p.A.	564,658	31,471
Hera S.p.A.	3,410,839	10,192
Infrastrutture Wireless Italiane S.p.A.(1)	6,922,456	34,706
RAI Way S.p.A.	4,685,890	25,167

		120,564
JAPAN - 7.4%
Cosmos Pharmaceutical Corp.	121,357	20,175
Matsumotokiyoshi Holdings Co., Ltd.	350,900	18,364
Sugi Holdings Co., Ltd.	577,000	30,454

		68,993
NETHERLANDS - 3.6%
Intertrust N.V.(1)	1,484,333	33,105

SPAIN - 11.8%
Almirall S.A.	813,453	13,671
Cellnex Telecom SAU	1,900,526	30,385
Ebro Foods S.A.	1,070,953	23,379
Euskaltel S.A.(1)	2,692,763	29,446
SPAIN (CONTINUED)
Melia Hotels International S.A.	1,046,733	$12,316

		109,197
SWEDEN - 3.5%
Cloetta AB, Class B(1)	10,357,686	32,917

SWITZERLAND - 2.9%
Comet Holding AG (1)(2)	40,085	26,972

TAIWAN - 4.2%
Ginko International Co., Ltd.(2)	3,860,000	38,499

UNITED KINGDOM - 16.0%
B&M European Value Retail S.A.	373,991	1,426
Babcock International Group plc	2,287,357	31,193
Britvic plc	1,590,745	16,233
Dignity plc	907,790	32,321
Domino’s Pizza Group plc	686,516	9,939
Essentra plc	1,615,286	19,198
Hays plc	10,744,455	18,672
Rathbone Brothers plc	624,902	18,956

		147,938

Total common stocks (Cost $752,500)		864,857
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $58,866 (Cost $58,866)(3)	$58,866	$58,866

Total investments - 99.8% (Cost $811,366)		923,723

Other assets less liabilities - 0.2%		2,201

Total net assets - 100.0%(4)		$925,924

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.

24	Artisan Partners Funds

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.500%	8/15/2023	$60,046

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$127,492	13.8%
Consumer Staples	235,221	25.5
Financials	54,970	5.9
Health Care	71,237	7.7
Industrials	83,415	9.0
Information Technology	111,356	12.1
Materials	51,300	5.5
Telecommunication Services	119,674	13.0
Utilities	10,192	1.1
Short-term investments	58,866	6.4

Total investments	$923,723	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$147,938	16.0%
Canadian dollar	25,137	2.7
Danish krone	68,412	7.4
Euro	455,989	49.4
Japanese yen	68,993	7.5
Swedish krona	32,917	3.5
Swiss franc	26,972	2.9
Taiwan dollar	38,499	4.2
U.S. dollar	58,866	6.4

Total investments	$923,723	100.0%

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	5.7%
Royal Unibrew AS	Denmark	4.3
Ginko International Co., Ltd.	Taiwan	4.2
Infrastrutture Wireless Italiane S.p.A.	Italy	3.7
Elis S.A.	France	3.6
Intertrust N.V.	Netherlands	3.6
Cloetta AB	Sweden	3.5
Dignity plc	United Kingdom	3.5
Huhtamaki Oyj	Finland	3.5
Ei Towers S.p.A.	Italy	3.4

Total		39.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	25

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.3%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A.	3,166,865	$261,295

BRAZIL - 2.7%
Telefonica Brasil S.A. (DR)	24,066,121	300,586

CANADA - 2.0%
Imperial Oil Ltd.	6,467,795	216,083

CHINA - 5.2%
Baidu, Inc. (DR)(1)	2,068,265	394,790
New Oriental Education & Technology Group, Inc. (DR)	5,214,394	180,366

		575,156
DENMARK - 5.5%
Carlsberg AS, Class B	2,737,567	260,860
ISS AS(2)	8,680,598	348,496

		609,356
FRANCE - 1.9%
Sodexo S.A.	867,833	93,556
Vivendi S.A.	5,508,600	115,837

		209,393
JAPAN - 4.9%
Credit Saison Co., Ltd.	4,637,447	80,721
Stanley Electric Co., Ltd.(2)	9,330,204	210,986
Tokyo Electron Ltd.	3,889,735	253,544

		545,251
KOREA - 5.9%
Kia Motors Corp.	3,272,187	138,201
Samsung Electronics Co., Ltd.	450,444	516,774

		654,975
NETHERLANDS - 5.6%
ING Groep N.V. (DR)	30,796,210	372,507
RELX N.V.	3,757,534	65,611
TNT Express N.V.	20,596,839	184,825

		622,943
NORWAY - 1.8%
Aker Solutions ASA(2)	18,619,729	59,855
Orkla ASA	15,956,483	144,530

		204,385
SWITZERLAND - 15.8%
ABB Ltd.(1)	22,294,730	434,510
Adecco S.A.(1)	2,116,718	137,915
SWITZERLAND (CONTINUED)
Cie Financiere Richemont S.A.	2,418,314	159,830
Novartis AG	2,915,774	211,356
Panalpina Welttransport Holding AG(2)	2,117,228	236,483
Pargesa Holding S.A.	1,265,602	80,618
UBS Group AG	30,172,876	486,067

		1,746,779
UNITED KINGDOM - 22.6%
Amec Foster Wheeler plc	15,369,304	99,334
Compass Group plc	31,967,783	563,820
Diageo plc	5,002,107	135,172
IMI plc	2,406,822	32,926
Lloyds Banking Group plc	244,589,568	238,948
QinetiQ Group plc	25,117,500	82,251
RELX plc	21,295,481	395,778
Royal Bank of Scotland Group plc(1)	113,027,851	361,523
Tesco plc(1)	123,089,673	339,078
Unilever plc (DR)	2,633,887	118,999
Vesuvius plc(2)	27,429,191	130,674

		2,498,503
UNITED STATES - 13.0%
Accenture plc, Class A	1,285,839	148,386
Aon plc	1,889,032	197,309
Arch Capital Group Ltd.(1)(2)	6,184,882	439,745
Medtronic plc	4,694,351	352,076
TE Connectivity Ltd.	4,858,391	300,832

		1,438,348

Total common stocks (Cost $8,585,970)		9,883,053

PREFERRED STOCKS - 0.4%

KOREA - 0.4%
Samsung Electronics Co., Ltd.(3)	41,061	39,747

Total preferred stocks (Cost $36,032)		39,747

26	Artisan Partners Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $1,114,507 (Cost $1,114,506)(4)	$1,114,506	$1,114,506

Total investments - 99.8% (Cost $9,736,508)		11,037,306

Other assets less liabilities - 0.2%		26,774

Total net assets - 100.0%(5)		$11,064,080

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$967,180
U.S. Treasury Note	1.750%	1/31/2023	93,898
U.S. Treasury Note	2.000%	2/15/2023	75,719

			$1,136,797

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$1,923,985	17.4%
Consumer Staples	998,639	9.1
Energy	375,272	3.4
Financials	2,518,733	22.8
Health Care	563,432	5.1
Industrials	1,588,080	14.4
Information Technology	1,654,073	15.0
Telecommunication Services	300,586	2.7
Short-term investments	1,114,506	10.1

Total investments	$11,037,306	100.0%

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,379,504	21.6%
Canadian dollar	216,083	2.0
Danish krone	609,356	5.5
Euro	1,093,631	9.9
Japanese yen	545,251	4.9
Korean won	694,722	6.3
Norwegian krone	204,385	1.9
Swiss franc	1,746,779	15.8
U.S. dollar	3,547,595	32.1

Total investments	$11,037,306	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - March 31, 2016 (Unaudited)
Dollar values in thousands
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	5/17/2016	CNH	2,783,099	USD	426,208	$(3,623)
State Street Bank and Trust Company	8/10/2016	JPY	23,841,252	USD	207,819	(4,889)
State Street Bank and Trust Company	5/17/2016	CNH	409,060	USD	63,165	(12)

						$(8,524)

JPY - Japanese yen

CNH - Yuan Renminbi offshore

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	5.1%
Samsung Electronics Co., Ltd.	Korea	5.0
UBS Group AG	Switzerland	4.4
Arch Capital Group Ltd.	United States	4.0
ABB Ltd.	Switzerland	3.9
RELX plc	United Kingdom	3.6
Baidu, Inc.	China	3.6
ING Groep N.V.	Netherlands	3.3
Royal Bank of Scotland Group plc	United Kingdom	3.3
Medtronic plc	United States	3.2

Total		39.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	27

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.5%
Delphi Automotive plc	572,177	$42,925

Distributors - 4.7%
LKQ Corp.(1)	11,977,853	382,453

Hotels, Restaurants & Leisure - 2.0%
Aramark	1,717,383	56,879
Chipotle Mexican Grill, Inc.(1)	151,763	71,476
Norwegian Cruise Line Holdings Ltd.(1)	552,305	30,537

		158,892
Household Durables - 0.9%
Harman International Industries, Inc.	357,267	31,811
Newell Rubbermaid, Inc.	904,264	40,050

		71,861
Internet & Catalog Retail - 1.7%
Ctrip.com International Ltd. (DR)(1)(2)	1,763,017	78,031
JD.com, Inc. (DR)(1)(2)	2,393,489	63,427

		141,458
Media - 1.2%
CBS Corp., Class B(3)	1,840,475	101,392

Multiline Retail - 1.3%
Dollar Tree, Inc.(1)	1,319,136	108,776

Specialty Retail - 7.7%
Advance Auto Parts, Inc.	248,335	39,818
Michaels Cos., Inc.(1)	3,847,426	107,613
O’Reilly Automotive, Inc.(1)	140,354	38,409
Signet Jewelers Ltd.	940,853	116,694
Tractor Supply Co.	2,095,466	189,556
Ulta Salon Cosmetics & Fragrance, Inc.(1)	686,162	132,937

		625,027
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.(1)	822,314	55,679

CONSUMER STAPLES - 3.6%
Beverages - 1.6%
Monster Beverage Corp.(1)	968,273	129,148

Food Products - 2.0%
WhiteWave Foods Co., Class A(1)	4,156,457	168,919
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cimarex Energy Co.	647,283	$62,961
Concho Resources, Inc.(1)	594,644	60,083
Noble Energy, Inc.	1,239,776	38,941

		161,985
FINANCIALS - 6.8%
Banks - 0.5%
PacWest Bancorp	189,949	7,057
SVB Financial Group(1)	336,870	34,377

		41,434
Capital Markets - 1.6%
TD Ameritrade Holding Corp.	4,120,536	129,921

Diversified Financial Services - 4.7%
Intercontinental Exchange, Inc.	333,749	78,478
Markit Ltd.(1)(2)	332,402	11,750
McGraw Hill Financial, Inc.	2,964,015	293,378

		383,606
HEALTH CARE - 19.3%
Biotechnology - 5.0%
Cepheid, Inc.(1)	2,458,988	82,032
Regeneron Pharmaceuticals, Inc.(1)	686,813	247,555
Seattle Genetics, Inc.(1)	2,178,278	76,435

		406,022
Health Care Equipment & Supplies - 8.1%
Becton Dickinson & Co.	1,084,060	164,582
Boston Scientific Corp.(1)	16,736,461	314,813
DexCom, Inc.(1)	1,860,527	126,348
Intuitive Surgical, Inc.(1)	101,926	61,263

		667,006
Health Care Providers & Services - 3.3%
Cigna Corp.	1,377,179	189,004
Envision Healthcare Holdings, Inc.(1)	3,873,095	79,011

		268,015
Health Care Technology - 2.5%
athenahealth, Inc.(1)	961,418	133,426
Cerner Corp.(1)	1,343,154	71,133

		204,559
Life Sciences Tools & Services - 0.4%
Illumina, Inc.(1)	204,402	33,136

28	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.0%
Textron, Inc.	2,201,245	$80,257

Building Products - 3.3%
Fortune Brands Home & Security, Inc.	4,786,087	268,212

Commercial Services & Supplies - 2.3%
Waste Connections, Inc.	2,910,025	187,959

Electrical Equipment - 4.9%
Acuity Brands, Inc.	422,465	92,157
AMETEK, Inc.	5,276,751	263,732
Hubbell, Inc.	391,392	41,460

		397,349
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	263,897	48,232

Machinery - 0.3%
Middleby Corp.(1)	261,417	27,912

Professional Services - 5.6%
IHS, Inc., Class A(1)(4)	2,809,245	348,796
Verisk Analytics, Inc., Class A(1)	1,358,365	108,560

		457,356
Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc.(1)	2,495,515	82,527

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.3%
Harris Corp.	509,430	39,664
Motorola Solutions, Inc.	1,096,519	83,006
Palo Alto Networks, Inc.(1)	893,017	145,687

		268,357
Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation Ltd.(1)	805,545	19,978

IT Services - 6.1%
Fidelity National Information Services, Inc.	825,216	52,244
Gartner, Inc.(1)	1,408,002	125,805
Global Payments, Inc.	4,093,209	267,287
Vantiv, Inc., Class A(1)	960,417	51,747

		497,083
Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	2,366,268	84,310
NXP Semiconductors N.V.(1)(2)	1,265,546	102,598

		186,908
Software - 8.7%
Activision Blizzard, Inc.	1,857,588	62,861
INFORMATION TECHNOLOGY (CONTINUED)
Software (Continued)
Aspen Technology, Inc.(1)	1,150,560	$41,570
Atlassian Corp. plc, Class A(1)	816,626	20,538
Electronic Arts, Inc.(1)	3,097,652	204,786
Guidewire Software, Inc.(1)	2,044,728	111,397
Intuit, Inc.	588,840	61,245
Mobileye N.V.(1)(2)	909,129	33,901
ServiceNow, Inc.(1)	202,560	12,393
Workday, Inc., Class A(1)	2,118,233	162,765

		711,456
MATERIALS - 1.5%
Chemicals - 1.5%
RPM International, Inc.	2,562,765	121,296

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Level 3 Communications, Inc.(1)	2,566,118	135,619

Total common stocks (Cost $6,181,263)		7,772,715
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $349,022 (Cost $349,022)(5)	$349,022	$349,022

Total investments - 99.5% (Cost $6,530,285)		8,121,737

Other assets less liabilities - 0.5%		41,835

Total net assets - 100.0%(6)		$8,163,572

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
JD.com, Inc. (DR)	China	U.S. dollar
Markit Ltd.	United Kingdom	U.S. dollar
Mobileye N.V.	Israel	U.S. dollar
NXP Semiconductors N.V.	Netherlands	U.S. dollar

Artisan Partners Funds	29

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.500%	8/15/2023	$83,413
U.S. Treasury Note	2.750%	11/15/2023	72,715
U.S. Treasury Note	6.250%	8/15/2023	199,875

			$356,003

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
LKQ Corp.	United States	4.7%
IHS, Inc.	United States	4.3
Boston Scientific Corp.	United States	3.9
McGraw Hill Financial, Inc.	United States	3.6
Fortune Brands Home & Security, Inc.	United States	3.3
Global Payments, Inc.	United States	3.3
AMETEK, Inc.	United States	3.3
Regeneron Pharmaceuticals, Inc.	United States	3.0
Electronic Arts, Inc.	United States	2.5
Tractor Supply Co.	United States	2.3

Total		34.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

30	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.0%

CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.6%
Gentex Corp.	5,043,941	$79,139

Automobiles - 1.9%
Harley-Davidson, Inc.	1,731,727	88,890

Diversified Consumer Services - 1.3%
H&R Block, Inc.	2,409,393	63,656

Internet & Catalog Retail - 4.1%
Liberty Interactive Corp. QVC Group, Class A(1)	3,994,630	100,864
Liberty Ventures, Class A(1)	2,487,794	97,323

		198,187
Media - 3.4%
Omnicom Group, Inc.	1,384,476	115,230
TEGNA, Inc.	2,177,876	51,093

		166,323
Multiline Retail - 0.6%
Nordstrom, Inc.	505,044	28,894

Specialty Retail - 2.6%
AutoNation, Inc.(1)	1,482,162	69,187
Bed Bath & Beyond, Inc.(1)	1,152,672	57,219

		126,406
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	1,907,058	76,454

ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	967,440	56,808
McDermott International, Inc.(1)	5,955,164	24,357

		81,165
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	2,736,634	133,575
Devon Energy Corp.	4,840,102	132,812
Hess Corp.	2,355,248	124,004

		390,391
FINANCIALS - 21.7%
Banks - 3.7%
Fifth Third Bancorp	6,068,714	101,287
M&T Bank Corp.	699,891	77,688

		178,975
Diversified Financial Services - 1.2%
Intercontinental Exchange, Inc.	247,428	58,180

Insurance - 14.7%
Alleghany Corp.(1)	291,352	144,569
Allied World Assurance Co. Holdings AG	1,959,497	68,465
Allstate Corp.	1,398,729	94,232
Aon plc	882,221	92,148
Arch Capital Group Ltd.(1)(2)	1,447,006	102,882
Loews Corp.	1,759,245	67,309
Progressive Corp.	1,355,825	47,644
Torchmark Corp.	1,814,633	98,280

		715,529
Real Estate Investment Trusts (REITs) - 2.1%
American Capital Agency Corp.	3,038,765	56,612
Hatteras Financial Corp.	3,084,125	44,103

		100,715
INDUSTRIALS - 17.0%
Aerospace & Defense - 2.0%
Rockwell Collins, Inc.	1,024,470	94,467

Construction & Engineering - 5.9%
Fluor Corp.	1,959,863	105,245
Jacobs Engineering Group, Inc. (1)	2,527,487	110,072
Quanta Services, Inc.(1)	3,219,661	72,635

		287,952
Electrical Equipment - 1.2%
Hubbell, Inc.	548,825	58,137

Machinery - 2.1%
Joy Global, Inc.	2,943,152	47,297
Kennametal, Inc.	2,519,626	56,666

		103,963
Professional Services - 0.9%
ManpowerGroup, Inc.	526,201	42,843

Road & Rail - 1.8%
Ryder System, Inc.	1,336,199	86,559

Artisan Partners Funds	31

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors - 3.1%
Air Lease Corp.(2)	4,601,889	$147,813

INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment, Instruments & Components - 9.3%
Arrow Electronics, Inc.(1)	2,379,738	153,279
Avnet, Inc.	3,449,296	152,804
FLIR Systems, Inc.	1,818,731	59,927
Keysight Technologies, Inc.(1)	3,043,405	84,424

		450,434
Internet Software & Services - 1.6%
IAC/InterActiveCorp	1,617,045	76,130

IT Services - 0.9%
Teradata Corp.(1)	1,754,008	46,025

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	1,546,590	91,543

Software - 1.5%
Synopsys, Inc.(1)	1,524,955	73,869

MATERIALS - 9.8%
Chemicals - 4.9%
Celanese Corp., Class A	1,627,504	106,602
Mosaic Co.	4,937,980	133,325

		239,927
Metals & Mining - 4.9%
Goldcorp, Inc.(3)	6,506,094	105,594
Kinross Gold Corp.(1)(3)	13,749,499	46,748
Nucor Corp.	1,750,126	82,781

		235,123
UTILITIES - 1.5%
Electric Utilities - 1.5%
OGE Energy Corp.	2,434,934	69,712

Total common stocks (Cost $3,652,372)		4,457,401
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $505,406 (Cost $505,406)(4)	$505,406	$505,406

Total investments - 102.4% (Cost $4,157,778)		4,962,807

Other assets less liabilities - (2.4)%		(116,049)

Total net assets - 100.0%(5)		$4,846,758

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$392,413
U.S. Treasury Note	2.500%	8/15/2023	123,104

			$515,517

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

32	Artisan Partners Funds

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Arrow Electronics, Inc.	United States	3.2%
Avnet, Inc.	United States	3.2
Air Lease Corp.	United States	3.1
Alleghany Corp.	United States	3.0
Apache Corp.	United States	2.7
Mosaic Co.	United States	2.7
Devon Energy Corp.	United States	2.7
Hess Corp.	United States	2.6
Omnicom Group, Inc.	United States	2.4
Jacobs Engineering Group, Inc.	United States	2.2

Total		27.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 2.0%
Gentherm, Inc.(1)	436,176	$18,141
Visteon Corp.	60,314	4,800

		22,941
Distributors - 2.5%
LKQ Corp.(1)	906,419	28,942

Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc.(1)	442,593	28,671

Hotels, Restaurants & Leisure - 3.5%
Buffalo Wild Wings, Inc.(1)	31,495	4,665
Dunkin’ Brands Group, Inc.	770,878	36,362

		41,027
Internet & Catalog Retail - 0.5%
MakeMyTrip Ltd.(1)(2)	306,824	5,550

Media - 0.6%
Imax Corp.(1)	234,978	7,306

Specialty Retail - 1.7%
Boot Barn Holdings, Inc.(1)	407,131	3,827
Burlington Stores, Inc.(1)	284,325	15,991

		19,818
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp.(1)	189,871	11,375

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
PriceSmart, Inc.	151,180	12,787

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy, Inc.(1)	116,043	8,956
RSP Permian, Inc.(1)	152,212	4,420

		13,376
FINANCIALS - 0.4%
Banks - 0.4%
SVB Financial Group(1)	47,462	4,843

HEALTH CARE - 19.5%
Biotechnology - 5.9%
Agios Pharmaceuticals, Inc.(1)	35,480	1,440
HEALTH CARE (CONTINUED)
Biotechnology (Continued)
Alnylam Pharmaceuticals, Inc.(1)	129,081	$8,102
Bluebird Bio, Inc.(1)	52,769	2,243
Cepheid, Inc.(1)	782,193	26,094
DBV Technologies S.A. (DR)(1)(2)	319,224	10,391
Exact Sciences Corp.(1)	776,695	5,235
Ionis Pharmaceuticals, Inc.(1)	76,193	3,086
Seattle Genetics, Inc.(1)	336,911	11,822

		68,413
Health Care Equipment & Supplies - 7.2%
DexCom, Inc.(1)	757,038	51,411
GenMark Diagnostics, Inc.(1)	1,204,244	6,346
Integra LifeSciences Holdings Corp.(1)	87,089	5,866
Nevro Corp.(1)	316,113	17,785
NuVasive, Inc.(1)	37,494	1,824

		83,232
Health Care Providers & Services - 1.7%
Surgical Care Affiliates, Inc.(1)	419,606	19,419

Health Care Technology - 3.7%
athenahealth, Inc.(1)	310,239	43,055

Life Sciences Tools & Services - 1.0%
NeoGenomics, Inc.(1)	1,638,930	11,047

INDUSTRIALS - 19.6%
Aerospace & Defense - 5.4%
Astronics Corp.(1)	52,776	2,013
Taser International, Inc.(1)	1,620,278	31,806
Teledyne Technologies, Inc.(1)	327,428	28,860

		62,679
Air Freight & Logistics - 1.0%
Forward Air Corp.	249,853	11,323

Commercial Services & Supplies - 0.6%
Brady Corp., Class A(3)	245,985	6,602

Electrical Equipment - 6.9%
Acuity Brands, Inc.	337,030	73,520
Generac Holdings, Inc.(1)	153,683	5,723

		79,243

34	Artisan Partners Funds

	Shares Held	Value
INDUSTRIALS CONTINUED)
Machinery - 5.7%
IDEX Corp.	313,382	$25,973
John Bean Technologies Corp.	460,790	25,993
Proto Labs, Inc.(1)	182,339	14,057

		66,023
INFORMATION TECHNOLOGY - 39.0%
Electronic Equipment, Instruments & Components - 4.4%
Cognex Corp.	910,049	35,447
FEI Co.	89,050	7,926
National Instruments Corp.	244,107	7,350

		50,723
Internet Software & Services - 11.7%
Benefitfocus, Inc.(1)	587,907	19,607
CoStar Group, Inc.(1)	217,725	40,969
Demandware, Inc.(1)	401,810	15,711
MercadoLibre, Inc.	150,356	17,719
Pandora Media, Inc.(1)	1,321,592	11,828
Q2 Holdings, Inc.(1)	855,802	20,574
SPS Commerce, Inc.(1)	210,128	9,023

		135,431
IT Services - 2.0%
Acxiom Corp.(1)	478,879	10,267
WEX, Inc.(1)	153,271	12,777

		23,044
Semiconductors & Semiconductor Equipment - 1.2%
Cavium, Inc.(1)	230,614	14,104

Software - 19.7%
ACI Worldwide, Inc.(1)	513,765	10,681
Aspen Technology, Inc.(1)	161,898	5,849
Atlassian Corp. plc, Class A(1)	419,942	10,562
Blackbaud, Inc.	325,770	20,488
Ellie Mae, Inc.(1)	268,989	24,381
Guidewire Software, Inc.(1)	719,245	39,184
HubSpot, Inc.(1)	90,463	3,946
Paylocity Holding Corp.(1)	151,758	4,969
Proofpoint, Inc.(1)	434,468	23,366
Take-Two Interactive Software, Inc.(1)	467,282	17,603
Textura Corp.(1)	54,813	1,021
Tyler Technologies, Inc.(1)	180,813	23,254
Ultimate Software Group, Inc.(1)	219,297	42,434

		227,738

Total common stocks (Cost $777,868)		1,098,712
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $63,921 (Cost $63,921)(4)	$63,921	$63,921

Total investments - 100.6% (Cost $841,789)		1,162,633

Other assets less liabilities - (0.6)%		(7,192)

Total net assets - 100.0%(5)		$1,155,441

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
DBV Technologies S.A. (DR)	France	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	11/15/2023	$65,202

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

Artisan Partners Funds	35

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Acuity Brands, Inc.	United States	6.4%
DexCom, Inc.	United States	4.5
athenahealth, Inc.	United States	3.7
Ultimate Software Group, Inc.	United States	3.7
CoStar Group, Inc.	United States	3.5
Guidewire Software, Inc.	United States	3.4
Dunkin’ Brands Group, Inc.	United States	3.1
Cognex Corp.	United States	3.1
Taser International, Inc.	United States	2.7
LKQ Corp.	United States	2.5

Total		36.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 82.0%

CONSUMER DISCRETIONARY - 7.1%
Household Durables - 0.1%
NACCO Industries, Inc., Class A	6,875	$394

Internet & Catalog Retail - 1.5%
HSN, Inc.	100,741	5,270

Media - 2.4%
DreamWorks Animation SKG, Inc., Class A(1)	101,534	2,533
Starz, Class A(1)	142,300	3,747
Tribune Media Co.	55,879	2,143

		8,423
Specialty Retail - 3.1%
America’s Car-Mart, Inc.(1)	77,999	1,950
Finish Line, Inc., Class A	88,120	1,860
Guess?, Inc.	107,098	2,010
Rent-A-Center, Inc.	323,804	5,132

		10,952
CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Sanderson Farms, Inc.	55,931	5,044

ENERGY - 7.5%
Energy Equipment & Services - 3.9%
Era Group, Inc.(1)	66,120	620
McDermott International, Inc.(1)	460,985	1,885
Newpark Resources, Inc.(1)	444,123	1,919
Patterson-UTI Energy, Inc.	215,720	3,801
Superior Energy Services, Inc.	236,717	3,170
Unit Corp.(1)	290,446	2,559

		13,954
Oil, Gas & Consumable Fuels - 3.6%
World Fuel Services Corp.	262,136	12,734

FINANCIALS - 10.8%
Banks - 1.4%
Berkshire Hills Bancorp, Inc.	51,418	1,382
Great Western Bancorp, Inc.	129,654	3,536

		4,918
Capital Markets - 0.2%
Capital Southwest Corp.	25,212	350
Manning & Napier, Inc.	43,466	351

		701
FINANCIALS (CONTINUED)
Diversified Financial Services - 0.9%
FNFV Group(1)	265,089	2,876
PICO Holdings, Inc.(1)	36,020	369

		3,245
Insurance - 4.1%
Allied World Assurance Co. Holdings AG	152,535	5,329
Enstar Group Ltd.(1)	20,186	3,282
RenaissanceRe Holdings Ltd.	47,731	5,720

		14,331
Real Estate Investment Trusts (REITs) - 3.8%
Anworth Mortgage Asset Corp.	595,877	2,777
CYS Investments, Inc.	406,019	3,305
Hatteras Financial Corp.	225,587	3,226
Post Properties, Inc.	39,902	2,384
Potlatch Corp.	59,031	1,859

		13,551
Thrifts & Mortgage Finance - 0.4%
Dime Community Bancshares, Inc.	51,917	915
Oritani Financial Corp.	35,855	608

		1,523
HEALTH CARE - 2.1%
Health Care Providers & Services - 1.1%
Owens & Minor, Inc.	96,835	3,914

Health Care Technology - 1.0%
Omnicell, Inc.(1)	72,263	2,014
Vocera Communications, Inc.(1)	114,880	1,465

		3,479
INDUSTRIALS - 32.2%
Aerospace & Defense - 0.6%
Cubic Corp.	51,924	2,075

Building Products - 0.3%
CSW Industrials, Inc.(1)	30,840	971

Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	37,056	1,197
Quad/Graphics, Inc.	138,496	1,792
Team, Inc.(1)	45,605	1,386
Tetra Tech, Inc.	179,684	5,358

		9,733

Artisan Partners Funds	37

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Construction & Engineering - 5.8%
Aegion Corp.(1)	77,205	$1,628
EMCOR Group, Inc.	229,821	11,169
MYR Group, Inc.(1)	44,112	1,108
Valmont Industries, Inc.	55,022	6,814

		20,719
Electrical Equipment - 3.6%
AZZ, Inc.	95,611	5,412
Encore Wire Corp.	20,095	782
Franklin Electric Co., Inc.	149,444	4,808
Powell Industries, Inc.	59,460	1,772

		12,774
Machinery - 8.1%
CLARCOR, Inc.	92,839	5,365
Dynamic Materials Corp.	42,612	276
Kennametal, Inc.	213,535	4,802
Mueller Industries, Inc.	86,180	2,536
Oshkosh Corp.	143,846	5,879
Timken Co.	205,042	6,867
Woodward, Inc.	60,588	3,152

		28,877
Marine - 2.3%
Kirby Corp.(1)	134,229	8,093

Road & Rail - 2.8%
Ryder System, Inc.	150,273	9,735

Trading Companies & Distributors - 6.0%
Air Lease Corp.(2)	358,527	11,516
Kaman Corp.	41,026	1,751
MSC Industrial Direct Co., Inc.	51,258	3,912
NOW, Inc.(1)	236,595	4,192

		21,371
INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment, Instruments & Components - 9.3%
Arrow Electronics, Inc.(1)	185,255	11,932
Benchmark Electronics, Inc.(1)	97,155	2,239
Dolby Laboratories, Inc., Class A	145,920	6,342
FARO Technologies, Inc.(1)	87,639	2,823
Knowles Corp.(1)	74,556	983
Tech Data Corp.(1)	115,181	8,842

		33,161
Internet Software & Services - 0.2%
EarthLink Holdings Corp.	108,386	615

Semiconductors & Semiconductor Equipment - 2.0%
MKS Instruments, Inc.	149,074	5,613
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (Continued)
Nanometrics, Inc.(1)	44,419	703
Ultratech, Inc.(1)	35,792	782

		7,098
Software - 1.2%
MicroStrategy, Inc., Class A(1)	24,250	4,358

MATERIALS - 5.8%
Chemicals - 3.4%
American Vanguard Corp.	115,999	1,830
HB Fuller Co.	241,223	10,240

		12,070
Metals & Mining - 2.4%
Alamos Gold, Inc., Class A(3)	657,141	3,476
Carpenter Technology Corp.	56,839	1,946
Ferroglobe plc	163,515	1,441
TimkenSteel Corp.	190,547	1,734

		8,597
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	45,266	3,432

UTILITIES - 1.4%
Electric Utilities - 1.4%
ALLETE, Inc.	43,240	2,424
Portland General Electric Co.	60,920	2,406

		4,830

Total common stocks (Cost $241,965)		290,942
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 18.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $66,470 (Cost $66,470)(4)	$66,470	$66,470

Total investments - 100.7% (Cost $308,435)		357,412

Other assets less liabilities - (0.7)%		(2,555)

Total net assets - 100.0%(5)		$354,857

(1)	Non-income producing security.

38	Artisan Partners Funds

(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Alamos Gold, Inc., Class A	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.750%	11/15/2023	$67,805

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
World Fuel Services Corp.	United States	3.6%
Arrow Electronics, Inc.	United States	3.3
Air Lease Corp.	United States	3.2
EMCOR Group, Inc.	United States	3.1
HB Fuller Co.	United States	2.9
Ryder System, Inc.	United States	2.8
Tech Data Corp.	United States	2.5
Kirby Corp.	United States	2.3
Timken Co.	United States	1.9
Valmont Industries, Inc.	United States	1.9

Total		27.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.7%

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 2.5%
Cie Generale des Etablissements Michelin(1)	233,714	$23,916

Internet & Catalog Retail - 2.4%
Liberty Interactive Corp. QVC Group, Class A(2)	894,634	22,590

Media - 6.5%
CBS Corp., Class B(3)	509,992	28,095
Time Warner, Inc.	469,917	34,093

		62,188
ENERGY - 13.3%
Oil, Gas & Consumable Fuels -13.3%
Apache Corp.	821,179	40,082
Devon Energy Corp.	1,260,959	34,601
EOG Resources, Inc.	330,831	24,011
Hess Corp.	540,736	28,470

		127,164
FINANCIALS - 19.0%
Banks - 3.1%
Citigroup, Inc.	717,952	29,974

Capital Markets - 3.0%
Goldman Sachs Group, Inc.	185,448	29,112

Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc., Class B(2)	276,644	39,250

Insurance - 5.8%
Alleghany Corp.(2)	50,368	24,993
Allstate Corp.	130,309	8,779
Chubb Ltd.	178,198	21,232

		55,004
Real Estate Investment Trusts (REITs) - 3.0%
American Capital Agency Corp.	1,025,529	19,106
Annaly Capital Management, Inc.	907,051	9,306

		28,412
INDUSTRIALS - 11.4%
Construction & Engineering - 3.0%
Jacobs Engineering Group, Inc.(2)	667,971	$29,090

Machinery - 2.2%
Joy Global, Inc.	1,295,030	20,811

Road & Rail - 4.1%
CSX Corp.	695,629	17,913
Union Pacific Corp.	264,050	21,005

		38,918
Trading Companies & Distributors - 2.1%
Air Lease Corp.(4)	624,276	20,052

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	756,625	21,541

Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc.(2)	309,659	19,945
Avnet, Inc.	474,886	21,038

		40,983
Internet Software & Services - 1.8%
Alphabet, Inc., Class C(2)(3)	23,275	17,339

Semiconductors & Semiconductor Equipment - 2.7%
QUALCOMM, Inc.	503,883	25,768

Software - 3.0%
Oracle Corp.	691,444	28,287

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	201,442	21,955

MATERIALS - 14.3%
Chemicals - 6.1%
Celanese Corp., Class A	280,274	18,358
Mosaic Co.	1,483,229	40,047

		58,405

40	Artisan Partners Funds

	Shares Held	Value
MATERIALS (CONTINUED)
Metals & Mining - 8.2%
Goldcorp, Inc.(1)	2,391,222	$38,809
Kinross Gold Corp.(1)(2)	5,661,053	19,248
Nucor Corp.	422,028	19,962

		78,019

Total common stocks (Cost $763,116)		818,778

PREFERRED STOCKS - 5.7%

INFORMATION TECHNOLOGY - 5.7%
Technology Hardware, Storage & Peripherals - 5.7%
Samsung Electronics Co., Ltd.(1)(3)	56,090	54,295

Total preferred stocks (Cost $36,419)		54,295
	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 3/31/16, due 4/1/16, maturity value $71,208 (Cost $71,208)(5)	$71,208	$71,208

Total investments - 98.8% (Cost $870,743)		944,281

Other assets less liabilities - 1.2%		11,677

Total net assets - 100.0%(6)		$955,958

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for issuer country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See note 11 in Notes to Financial Statements for additional information.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$16,164
U.S. Treasury Note	2.000%	2/15/2025	4,003
U.S. Treasury Note	2.250%	11/15/2024	48,070
U.S. Treasury Bond	3.750%	11/15/2043	2,377
U.S. Treasury Bond	3.750%	8/15/2041	2,021

			$72,635

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TRADING CURRENCIES - March 31, 2016 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$23,916	2.5%
Korean won	54,295	5.8
U.S. dollar	866,070	91.7

Total investments	$944,281	100.0%

TOP TEN HOLDINGS - March 31, 2016 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.7%
Apache Corp.	United States	4.2
Mosaic Co.	United States	4.2
Berkshire Hathaway, Inc.	United States	4.1
Goldcorp, Inc.	Canada	4.1
Devon Energy Corp.	United States	3.6
Time Warner, Inc.	United States	3.6
Citigroup, Inc.	United States	3.1
Goldman Sachs Group, Inc.	United States	3.0
Jacobs Engineering Group, Inc.	United States	3.0

Total		38.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2016 (Unaudited)

Dollar values in thousands (except per share amounts)

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$504,872	$28,319	$253,401	$1,294,300
Investments in securities, affiliated, at value	–	–	14,383	97,465
Short-term investments (repurchase agreements), at value	102,699	1,047	2,216	113,393
Total investments	607,571	29,366	270,000	1,505,158
Cash	– (1)	– (1)	– (1)	– (1)
Foreign currency	7,845	10	563	97
Receivable from investments sold	36	92	516	7,771
Receivable from fund shares sold	35,400	2	6,023	893
Dividends and interest receivable	631	204	333	4,205
Prepaid offering costs	21	–	–	–
Other assets	3	2	3	19
Total assets	651,507	29,676	277,438	1,518,143
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	–	–	964
Payable for investments purchased	75,377	71	6,214	4,212
Payable for fund shares redeemed	593	91	104	704
Payable for operating expenses	95	110	139	386
Payable for deferred director’s compensation	1	1	2	9
Payable for foreign taxes	47	58	6	132
Total liabilities	76,113	331	6,465	6,407
Total net assets	$575,394	$29,345	$270,973	$1,511,736
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$553,768	$169,728	$280,093	$1,266,748
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	23,050	(795)	23,703	266,773
Accumulated undistributed net investment loss	(183)	(434)	(627)	(246)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(1,241)	(139,154)	(32,196)	(21,539)
Total net assets	$575,394	$29,345	$270,973	$1,511,736
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$160,387	$24,749	$162,665	$695,056
Institutional Shares	$225,871	$4,596	108,308	$689,190
Advisor Shares	$189,136			$127,490
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	17,356,402	2,201,076	10,722,802	35,698,577
Institutional Shares	24,383,506	411,960	7,131,876	35,200,321
Advisor Shares	20,437,877			6,544,084
Net asset value per share
Investor Shares	$9.24	$11.24	$15.17	$19.47
Institutional Shares	$9.26	$11.16	$15.19	$19.58
Advisor Shares	$9.25			$19.48
Cost of securities of unaffiliated issuers held	$584,472	$30,161	$230,881	$1,150,639
Cost of securities of affiliated issuers held	$–	$–	$15,412	$86,704
Cost of foreign currency	$7,849	$10	$563	$96

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands (except per share amounts)

	GLOBAL SMALL CAP		GLOBAL VALUE		HIGH INCOME	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$109,866		$1,450,271		$1,189,356	$15,742,506
Investments in securities, affiliated, at value	4,438		110,576		–	564,699
Short-term investments (repurchase agreements), at value	9,266		157,021		153,733	696,515
Total investments	123,570		1,717,868		1,343,089	17,003,720
Cash	–	(1)	–	(1)	755	–	(1)
Foreign currency	–		365		–	26,569
Receivable from investments sold	–		–		10,987	174,406
Receivable from fund shares sold	469		5,513		26,618	46,663
Dividends and interest receivable	120		3,849		23,515	53,392
Other assets	–	(1)	20		13	241
Total assets	124,159		1,727,615		1,404,977	17,304,991
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–		457		–	–
Dividends declared	–		–		1,245	–
Payable for investments purchased	313		461		51,728	215,795
Payable for fund shares redeemed	64		799		2,624	27,492
Payable for operating expenses	128		419		349	4,797
Payable for deferred director’s compensation	1		12		6	130
Payable for foreign taxes	1		349		–	755
Total liabilities	507		2,497		55,952	248,969
Total net assets	$123,652		$1,725,118		$1,349,025	$17,056,022
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$143,778		$1,598,132		$1,425,073	$15,949,327
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	4,881		113,899		(67,726)	1,837,594
Accumulated undistributed net investment income (loss)	(1,006)		1,828		(2)	21,649
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(24,001)		11,259		(8,320)	(752,548)
Total net assets	$123,652		$1,725,118		$1,349,025	$17,056,022
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$123,652		$760,341		$475,145	$9,074,589
Institutional Shares			$635,284			$5,265,312
Advisor Shares			$329,493		$873,880	$2,716,121
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	12,060,374		52,640,614		51,897,436	328,287,878
Institutional Shares			43,988,664			189,256,707
Advisor Shares			22,861,399		95,465,417	98,312,290
Net asset value per share
Investor Shares	$10.25		$14.44		$9.16	$27.64
Institutional Shares			$14.44			$27.82
Advisor Shares			$14.41		$9.15	$27.63
Cost of securities of unaffiliated issuers held	$112,320		$1,524,573		$1,410,815	$14,505,864
Cost of securities of affiliated issuers held	$6,365		$78,952		$–	$658,762
Cost of foreign currency	$–		$360		$–	$26,582

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands (except per share amounts)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$746,473	$8,496,561	$7,423,919		$4,206,706
Investments in securities, affiliated, at value	118,384	1,426,239	348,796		250,695
Short-term investments (repurchase agreements), at value	58,866	1,114,506	349,022		505,406
Total investments	923,723	11,037,306	8,121,737		4,962,807
Cash	1	1	–	(1)	–	(1)
Foreign currency	39	3,294	–		–
Receivable from investments sold	–	9	147,911		113,198
Receivable from fund shares sold	1,927	21,388	7,534		5,993
Dividends and interest receivable	1,559	45,661	884		6,730
Other assets	4	145	118		78
Total assets	927,253	11,107,804	8,278,184		5,088,806
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	8,524	–		–
Payable for investments purchased	49	19,605	102,174		175
Payable for fund shares redeemed	899	9,681	10,553		239,299
Payable for operating expenses	309	2,525	1,820		2,520
Payable for deferred director’s compensation	7	78	65		54
Payable for foreign taxes	65	3,311	–		–
Total liabilities	1,329	43,724	114,612		242,048
Total net assets	$925,924	$11,064,080	$8,163,572		$4,846,758
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$770,328	$9,710,346	$6,446,173		$4,016,196
Net unrealized appreciation on investments and foreign currency related transactions	112,325	1,291,721	1,591,452		805,029
Accumulated undistributed net investment income (loss)	(5,446)	7,128	(73,301)		21,139
Accumulated undistributed net realized gains on investments and foreign currency related transactions	48,717	54,885	199,248		4,394
Total net assets	$925,924	$11,064,080	$8,163,572		$4,846,758
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$925,924	$5,072,076	$3,415,092		$3,132,761
Institutional Shares		$2,894,046	$4,365,865		$901,272
Advisor Shares		$3,097,958	$382,615		$812,725
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	40,876,172	158,687,687	90,454,805		157,361,050
Institutional Shares		90,224,254	108,412,080		45,316,168
Advisor Shares		96,931,527	10,116,328		40,900,536
Net asset value per share
Investor Shares	$22.65	$31.96	$37.75		$19.91
Institutional Shares		$32.08	$40.27		$19.89
Advisor Shares		$31.96	$37.82		$19.87
Cost of securities of unaffiliated issuers held	$720,159	$8,646,884	$6,310,692		$4,004,007
Cost of securities of affiliated issuers held	$91,207	$1,089,624	$219,593		$153,771
Cost of foreign currency	$39	$3,251	$–		$–

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands (except per share amounts)

	SMALL CAP	SMALL CAP VALUE	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,098,712	$279,426	$853,021
Investments in securities, affiliated, at value	–	11,516	20,052
Short-term investments (repurchase agreements), at value	63,921	66,470	71,208
Total investments	1,162,633	357,412	944,281
Cash	– (1)	1	1
Foreign currency	–	–	–	(1)
Receivable from investments sold	482	–	10,354
Receivable from fund shares sold	712	181	3,182
Dividends and interest receivable	23	467	2,274
Other assets	17	9	13
Total assets	1,163,867	358,070	960,105
LIABILITIES:
Payable for investments purchased	6,113	–	2
Payable for fund shares redeemed	1,929	2,831	3,561
Payable for operating expenses	374	377	405
Payable for deferred director’s compensation	10	5	8
Payable for foreign taxes	–	–	171
Total liabilities	8,426	3,213	4,147
Total net assets	$1,155,441	$354,857	$955,958
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$884,026	$324,902	$936,918
Net unrealized appreciation on investments and foreign currency related transactions	320,844	48,977	73,531
Accumulated undistributed net investment income (loss)	(15,271)	(624)	3,116
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(34,158)	(18,398)	(57,607)
Total net assets	$1,155,441	$354,857	$955,958
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$692,432	$330,556	$294,854
Institutional Shares	$463,009	$24,301	$133,443
Advisor Shares			$527,661
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	27,549,785	31,143,651	25,122,296
Institutional Shares	18,287,863	2,279,802	11,386,946
Advisor Shares			45,156,000
Net asset value per share
Investor Shares	$25.13	$10.61	$11.74
Institutional Shares	$25.32	$10.66	$11.72
Advisor Shares			$11.69
Cost of securities of unaffiliated issuers held	$841,789	$297,801	$854,991
Cost of securities of affiliated issuers held	$–	$10,634	$15,752
Cost of foreign currency	$–	$–	$–	(1)

(1) Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2016 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$1,859	$323	$1,381	$5,862
Dividends, from affiliated issuers(3)	–	–	–	134
Interest	3	– (1)	– (1)	9
Total investment income	1,862	323	1,381	6,005
EXPENSES:
Management fees	1,690	232	1,506	6,439
Transfer agent fees
Investor Shares	56	59	309	845
Institutional Shares	9	10	8	10
Advisor Shares	65			40
Shareholder communications
Investor Shares	5	5	13	60
Institutional Shares	4	4	6	4
Advisor Shares	5			1
Custodian fees	58	56	50	101
Accounting fees	23	45	37	44
Professional fees	16	30	24	31
Offering fees	21	–	–	–
Registration fees
Investor Shares	13	11	36	20
Institutional Shares	12	12	10	8
Advisor Shares	21			22
Director’s fees	5	3	5	24
Other operating expenses	8	3	3	15
Total operating expenses	2,011	470	2,007	7,664
Less amounts waived or paid by the Adviser	(14)	(138)	–	–
Net expenses	1,997	332	2,007	7,664
Net investment loss	(135)	(9)	(626)	(1,659)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	323	(2,463)	(30,592)	(8,535)
Investments, from affiliated issuers	–	–	(1,119)	(216)
Foreign currency related transactions	(115)	(58)	10	(3,067)
Total realized gain (loss)	208	(2,521)	(31,701)	(11,818)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	31,867	5,144	22,282	96,319
Investments, from affiliated issuers	–	–	2,061	7,310
Foreign currency related transactions	(41)	8	3	573
Total increase in unrealized appreciation or depreciation	31,826	5,152	24,346	104,202
Net gain (loss) on investments and foreign currency related transactions	32,034	2,631	(7,355)	92,384
Net increase (decrease) in net assets resulting from operations	$31,899	$2,622	$(7,981)	$90,725

(1) Amount rounds to less than $1.
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$143	$44	$37	$(97)
(3) Net of foreign taxes withheld on dividends, affiliated issuers	–	–	–	15
(4) Net of foreign taxes on realized gains	–	– (1)	–	–
(5) Net of decrease in foreign taxes on unrealized gains	–	(26)	–	–

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL SMALL CAP	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$275	$11,292	$–	$113,055
Dividends, from affiliated issuers	–	12	–	5,127
Interest	1	13	41,968	63
Total investment income	276	11,317	41,968	118,245
EXPENSES:
Management fees	647	7,818	3,780	81,225
Transfer agent fees
Investor Shares	183	818	545	11,081
Institutional Shares		11		15
Advisor Shares		93	227	748
Shareholder communications
Investor Shares	19	62	27	669
Institutional Shares		4		15
Advisor Shares		2	7	8
Custodian fees	44	107	10	1,603
Accounting fees	44	44	55	45
Professional fees	25	38	108	200
Registration fees
Investor Shares	22	37	19	102
Institutional Shares		16		22
Advisor Shares		21	36	(9)
Director’s fees	3	27	15	303
Other operating expenses	4	19	9	181
Total operating expenses	991	9,117	4,838	96,208
Less amounts waived or paid by the Adviser	(20)	–	–	–
Net expenses	971	9,117	4,838	96,208
Net investment income (loss)	(695)	2,200	37,130	22,037
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(16,722)	26,088	(7,301)	(395,056)
Investments, from affiliated issuers	(206)	(3)	–	(2,829)
Foreign currency related transactions	19	66	–	(1,127)
Total realized gain (loss)	(16,909)	26,151	(7,301)	(399,012)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	12,590	47,412	(19,841)	1,009,192
Investments, from affiliated issuers	103	19,049	–	(94,063)
Foreign currency related transactions	2	(388)	–	763
Total increase (decrease) in unrealized appreciation or depreciation	12,695	66,073	(19,841)	915,892
Net gain (loss) on investments and foreign currency related transactions	(4,214)	92,224	(27,142)	516,880
Net increase (decrease) in net assets resulting from operations	$(4,909)	$94,424	$9,988	$538,917

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$15	$393	$–	$5,791

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$2,111	$59,535	$19,000
Dividends, from affiliated issuers(2)	–	1,259	–
Interest	7	99	38
Total investment income	2,118	60,893	19,038
EXPENSES:
Management fees	5,985	49,697	39,108
Transfer agent fees
Investor Shares	957	5,142	4,069
Institutional Shares		12	17
Advisor Shares		773	117
Shareholder communications
Investor Shares	32	214	266
Institutional Shares		6	43
Advisor Shares		22	5
Custodian fees	153	920	123
Accounting fees	35	44	30
Professional fees	36	118	104
Registration fees
Investor Shares	37	53	57
Institutional Shares		3	38
Advisor Shares		(27)	22
Director’s fees	16	179	148
Other operating expenses	11	109	93
Total operating expenses	7,262	57,265	44,240
Net investment income (loss)	(5,144)	3,628	(25,202)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	43,894	106,305	416,333
Investments, from affiliated issuers	7,797	(2,127)	2,079
Foreign currency related transactions	307	(18,287)	–
Total realized gain	51,998	85,891	418,412
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(85,720)	289,862	(502,789)
Investments, from affiliated issuers	42,097	61,100	21,673
Foreign currency related transactions	22	1,572	–
Total increase (decrease) in unrealized appreciation or depreciation	(43,601)	352,534	(481,116)
Net gain (loss) on investments and foreign currency related transactions	8,397	438,425	(62,704)
Net increase (decrease) in net assets resulting from operations	$3,253	$442,053	$(87,906)

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$139	$4,783	$–
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	140	–

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	SMALL CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$52,853	$1,554	$3,085
Dividends, from affiliated issuers	356	–	28
Interest	19	5	4
Total investment income	53,228	1,559	3,117
EXPENSES:
Management fees	26,137	5,789	2,058
Transfer agent fees
Investor Shares	3,730	683	471
Institutional Shares	12	10	9
Advisor Shares	225
Shareholder communications
Investor Shares	528	105	68
Institutional Shares	15	7	6
Advisor Shares	16
Custodian fees	70	18	19
Accounting fees	31	30	31
Professional fees	122	37	29
Registration fees
Investor Shares	55	27	20
Institutional Shares	35	13	13
Advisor Shares	22
Director’s fees	107	21	8
Other operating expenses	88	16	12
Total operating expenses	31,193	6,756	2,744
Less amounts waived or paid by the Adviser	–	–	(34)
Net expenses	31,193	6,756	2,710
Net investment income (loss)	22,035	(5,197)	407
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	113,924	(19,996)	(3,100)
Investments, from affiliated issuers	6,161	–	(15)
Total realized gain (loss)	120,085	(19,996)	(3,115)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	101,407	(13,432)	28,492
Investments, from affiliated issuers	74,863	–	882
Foreign currency related transactions	–	–	–
Total increase (decrease) in unrealized appreciation or depreciation	176,270	(13,432)	29,374
Net gain (loss) on investments and foreign currency related transactions	296,355	(33,428)	26,259
Net increase (decrease) in net assets resulting from operations	$318,390	$(38,625)	$26,666

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$145	$–	$1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

Dollar values in thousands

VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$8,619
Dividends, from affiliated issuers	62
Interest	2
Total investment income	8,683
EXPENSES:
Management fees	3,361
Transfer agent fees
Investor Shares	276
Institutional Shares	10
Advisor Shares	183
Shareholder communications
Investor Shares	46
Institutional Shares	4
Advisor Shares	8
Custodian fees	45
Accounting fees	29
Professional fees	32
Registration fees
Investor Shares	21
Institutional Shares	14
Advisor Shares	13
Director’s fees	17
Other operating expenses	14
Total operating expenses	4,073
Net investment income	4,610
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(44,654)
Investments, from affiliated issuers	7,034
Foreign currency related transactions	(18)
Total realized loss	(37,638)
Net increase in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	122,664
Investments, from affiliated issuers	17,819
Foreign currency related transactions	24
Total increase in unrealized appreciation or depreciation	140,507
Net gain on investments and foreign currency related transactions	102,869
Net increase in net assets resulting from operations	$107,479

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$223

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015(2)	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(135)	$(48)	$(9)	$242
Net realized gain (loss) on:
Investments, from unaffiliated issuers	323	(1,448)	(2,463)	19,178
Foreign currency related transactions	(115)	(1)	(58)	(532)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	31,867	(8,768)	5,144	(38,593)
Foreign currency related transactions	(41)	(8)	8	3
Net increase (decrease) in net assets resulting from operations	31,899	(10,273)	2,622	(19,702)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	–	(405)
Institutional Shares	–	–	–	(3,071)
Total distributions paid to shareholders	–	–	–	(3,476)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	424,664	129,104	(24,080)	(331,370)
Total increase (decrease) in net assets	456,563	118,831	(21,458)	(354,548)
Net assets, beginning of period	118,831	–	50,803	405,351
Net assets, end of period	$575,394	$118,831	$29,345	$50,803
Accumulated undistributed net investment loss	$(183)	$(48)	$(434)	$(425)

(1)	Unaudited.

(2)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(626)	$(518)	$(1,659)	$2,579
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(30,592)	10,712	(8,535)	6,414
Investments, from affiliated issuers	(1,119)	(2,210)	(216)	(500)
Foreign currency related transactions	10	(51)	(3,067)	4,037
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	22,282	(12,053)	96,319	(24,156)
Investments, from affiliated issuers	2,061	(2,496)	7,310	(5,162)
Foreign currency related transactions	3	10	573	(2,924)
Net increase (decrease) in net assets resulting from operations	(7,981)	(6,606)	90,725	(19,712)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(686)	(2,108)
Institutional Shares	–	–	(1,743)	(2,576)
Advisor Shares			(106)	–
Net realized gains on investment transactions:
Investor Shares	(4,572)	(7,233)	(4,507)	(16,250)
Institutional Shares	(2,290)		(3,956)	(10,211)
Advisor Shares			(360)	–
Total distributions paid to shareholders	(6,862)	(7,233)	(11,358)	(31,145)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(10,564)	73,949	76,447	247,071
Total increase (decrease) in net assets	(25,407)	60,110	155,814	196,214
Net assets, beginning of period	296,380	236,270	1,355,922	1,159,708
Net assets, end of period	$270,973	$296,380	$1,511,736	$1,355,922
Accumulated undistributed net investment income (loss)	$(627)	$(1)	$(246)	$3,948

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL SMALL CAP		GLOBAL VALUE
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(695)	$(507)	$2,200	$10,111
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(16,722)	(3,750)	26,088	87,706
Investments, from affiliated issuers	(206)	(3,309)	(3)	(4,067)
Foreign currency related transactions	19	(53)	66	3,022
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	12,590	3,374	47,412	(166,279)
Investments, from affiliated issuers	103	(1,259)	19,049	7,112
Foreign currency related transactions	2	2	(388)	(1,437)
Net increase (decrease) in net assets resulting from operations	(4,909)	(5,502)	94,424	(63,832)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	(250)	(2,818)	(6,402)
Institutional Shares			(3,594)	(3,909)
Advisor Shares			(1,461)	–
Net realized gains on investment transactions:
Investor Shares	–	(2,100)	(43,889)	(35,854)
Institutional Shares			(26,885)	(15,333)
Advisor Shares			(11,719)	–
Total distributions paid to shareholders	–	(2,350)	(90,366)	(61,498)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,534)	(28,165)	195,754	(216,544)
Total increase (decrease) in net assets	(6,443)	(36,017)	199,812	(341,874)
Net assets, beginning of period	130,095	166,112	1,525,306	1,867,180
Net assets, end of period	$123,652	$130,095	$1,725,118	$1,525,306
Accumulated undistributed net investment income (loss)	$(1,006)	$(311)	$1,828	$7,501

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	53

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	HIGH INCOME		INTERNATIONAL
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income	$37,130	$41,650	$22,037	$109,203
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(7,301)	4,468	(395,056)	(102,009)
Investments, from affiliated issuers	–	–	(2,829)	56,701
Foreign currency related transactions	–	(216)	(1,127)	(5,379)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(19,841)	(40,918)	1,009,192	(1,738,726)
Investments, from affiliated issuers	–	–	(94,063)	(260,710)
Foreign currency related transactions	–	(222)	763	(672)
Net increase (decrease) in net assets resulting from operations	9,988	4,762	538,917	(1,941,592)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(15,385)	(24,905)	(47,225)	(104,597)
Institutional Shares			(38,522)	(35,466)
Advisor Shares	(21,744)	(16,745)	(18,156)	–
Net realized gains on investment transactions:
Investor Shares	(1,721)	(1,377)	–	–
Advisor Shares	(2,208)	(1,005)	–	–
Total distributions paid to shareholders	(41,058)	(44,032)	(103,903)	(140,063)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	466,036	447,338	(974,075)	2,142,912
Total increase (decrease) in net assets	434,966	408,068	(539,061)	61,257
Net assets, beginning of period	914,059	505,991	17,595,083	17,533,826
Net assets, end of period	$1,349,025	$914,059	$17,056,022	$17,595,083
Accumulated undistributed net investment income (loss)	$(2)	$(3)	$21,649	$103,515

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(5,144)	$1,360	$3,628	$78,562
Net realized gain (loss) on:
Investments, from unaffiliated issuers	43,894	58,434	106,305	812,186
Investments, from affiliated issuers	7,797	(16,392)	(2,127)	(16,011)
Foreign currency related transactions	307	(293)	(18,287)	117,893
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(85,720)	(12,675)	289,862	(1,369,714)
Investments, from affiliated issuers	42,097	(11,030)	61,100	(71,468)
Foreign currency related transactions	22	44	1,572	(56,314)
Net increase (decrease) in net assets resulting from operations	3,253	19,448	442,053	(504,866)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,285)	–	(43,281)	(132,953)
Institutional Shares			(27,773)	(44,007)
Advisor Shares			(29,338)	–
Net realized gains on investment transactions:
Investor Shares	(31,795)	(59,359)	(263,808)	(440,577)
Institutional Shares			(132,236)	(128,108)
Advisor Shares			(144,431)	–
Total distributions paid to shareholders	(33,080)	(59,359)	(640,867)	(745,645)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(5,284)	(89,145)	643,905	459,664
Total increase (decrease) in net assets	(35,111)	(129,056)	445,091	(790,847)
Net assets, beginning of period	961,035	1,090,091	10,618,989	11,409,836
Net assets, end of period	$925,924	$961,035	$11,064,080	$10,618,989
Accumulated undistributed net investment income (loss)	$(5,446)	$983	$7,128	$103,892

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(25,202)	$(62,414)	$22,035	$78,150
Net realized gain (loss) on:
Investments, from unaffiliated issuers	416,333	1,278,012	113,924	1,364,322
Investments, from affiliated issuers	2,079	8,468	6,161	(107,549)
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(502,789)	(824,223)	101,407	(1,696,969)
Investments, from affiliated issuers	21,673	(47,458)	74,863	(201,469)
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in net assets resulting from operations	(87,906)	352,385	318,390	(563,515)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(16,855)	(56,887)
Institutional Shares	–	–	(8,894)	(15,736)
Advisor Shares	–	–	(6,131)	–
Net realized gains on investment transactions:
Investor Shares	(558,234)	(525,174)	(633,415)	(856,469)
Institutional Shares	(615,647)	(429,114)	(185,540)	(163,097)
Advisor Shares	(60,916)	–	(132,262)	–
Total distributions paid to shareholders	(1,234,797)	(954,288)	(983,097)	(1,092,189)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	662,467	(75,706)	(1,008,295)	(2,832,587)
Total increase (decrease) in net assets	(660,236)	(677,609)	(1,673,002)	(4,488,291)
Net assets, beginning of period	8,823,808	9,501,417	6,519,760	11,008,051
Net assets, end of period	$8,163,572	$8,823,808	$4,846,758	$6,519,760
Accumulated undistributed net investment income (loss)	$(73,301)	$(48,099)	$21,139	$30,984

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP		SMALL CAP VALUE
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income (loss)	$(5,197)	$(13,975)	$407	$5,034
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(19,996)	190,485	(3,100)	127,678
Investments, from affiliated issuers	–	(5,281)	(15)	13,451
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(13,432)	(55,269)	28,492	(175,970)
Investments, from affiliated issuers	–	3,813	882	(31,263)
Foreign currency related transactions	–	–	–	–
Net increase (decrease) in net assets resulting from operations	(38,625)	119,773	26,666	(61,070)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(4,937)	–
Institutional Shares	–	–	(525)	–
Net realized gains on investment transactions:
Investor Shares	(81,079)	–	(72,355)	(210,711)
Institutional Shares	(36,970)	–	(6,199)	(50,568)
Total distributions paid to shareholders	(118,049)	–	(84,016)	(261,279)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	58,855	(326,206)	(80,979)	(770,621)
Total decrease in net assets	(97,819)	(206,433)	(138,329)	(1,092,970)
Net assets, beginning of period	1,253,260	1,459,693	493,186	1,586,156
Net assets, end of period	$1,155,441	$1,253,260	$354,857	$493,186
Accumulated undistributed net investment income (loss)	$(15,271)	$(10,074)	$(624)	$4,431

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Six Months Ended 3/31/2016(1)	Year Ended 9/30/2015
OPERATIONS:
Net investment income	$4,610	$11,433
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(44,654)	144,073
Investments, from affiliated issuers	7,034	(11,716)
Foreign currency related transactions	(18)	(109)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	122,664	(241,201)
Investments, from affiliated issuers	17,819	(32,727)
Foreign currency related transactions	24	(16)
Net increase (decrease) in net assets resulting from operations	107,479	(130,263)
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,731)	(9,207)
Institutional Shares	(1,725)	(3,246)
Advisor Shares	(5,135)	–
Net realized gains on investment transactions:
Investor Shares	(30,415)	(74,612)
Institutional Shares	(14,645)	(19,962)
Advisor Shares	(44,468)	–
Total distributions paid to shareholders	(98,119)	(107,027)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(42,099)	(250,633)
Total decrease in net assets	(32,739)	(487,923)
Net assets, beginning of period	988,697	1,476,620
Net assets, end of period	$955,958	$988,697
Accumulated undistributed net investment income	$3,116	$7,097

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption^ Fees	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2016(5)	$8.39	(0.02)	0.87	0.85	—	—	—	—	$9.24
9/30/2015(6)	$10.00	— (7)	(1.61)	(1.61)	—	—	—	—	$8.39
Institutional Shares
3/31/2016(5)	$8.39	— (7)	0.87	0.87	—	—	—	—	$9.26
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	—	$8.39
Advisor Shares
3/31/2016(5)	$8.39	— (7)	0.86	0.86	—	—	—	—	$9.25
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	—	$8.39
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2016(5)	$9.90	0.02	1.32	1.34	—	—	—	—	$11.24
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	—	$9.90
9/30/2014	$12.32	0.08	0.20	0.28	(0.06)	—	(0.06)	—	$12.54
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	—	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	—	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	(0.10)	—	$11.38
Institutional Shares
3/31/2016(5)	$9.83	(0.02)	1.35	1.33	—	—	—	—	$11.16
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	—	$9.83
9/30/2014	$12.32	0.12	0.20	0.32	(0.12)	—	(0.12)	—	$12.52
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	—	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	—	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	(0.14)	—	$11.37
GLOBAL EQUITY FUND
Investor Shares
3/31/2016(5)	$15.73	(0.04)	(0.17)	(0.21)	—	(0.35)	(0.35)	—	$15.17
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	—	$15.73
9/30/2014	$15.72	(0.02)	1.23	1.21	—	(0.75)	(0.75)	—	$16.18
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	—	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	—	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	(0.14)	—	$9.83
Institutional Shares
3/31/2016(5)(9)	$16.44	(0.01)	(0.89)	(0.90)	—	(0.35)	(0.35)	—	$15.19

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2016(5)	10.13%	$160,387	1.50%	1.57%	(0.36)%	28.90%
9/30/2015(6)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Institutional Shares
3/31/2016(5)	10.37%	$225,871	1.16%	n/a	0.01%	28.90%
9/30/2015(6)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
Advisor Shares
3/31/2016(5)	10.25%	$189,136	1.26%	n/a	(0.11)%	28.90%
9/30/2015(6)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
EMERGING MARKETS FUND
Investor Shares(8)
3/31/2016(5)	13.54%	$24,749	1.50%	2.39%	0.30%	20.22%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
9/30/2014	2.29%	$67,065	1.50%	1.51%	0.64%	32.26%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
Institutional Shares
3/31/2016(5)	13.53%	$4,596	1.50%	1.83%	(0.41)%	20.22%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%
9/30/2014	2.65%	$338,286	1.19%	n/a	0.96%	32.26%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
GLOBAL EQUITY FUND
Investor Shares
3/31/2016(5)	(1.50)%	$162,665	1.40%	n/a	(0.52)%	58.97%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
9/30/2014	7.94%	$236,270	1.46%	n/a	(0.14)%	89.24%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
Institutional Shares
3/31/2016(5)(9)	(5.63)%	$108,308	1.14%	n/a	(0.13)%	58.97%

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption^ Fees	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2016(5)	$18.35	(0.04)	1.30	1.26	(0.02)	(0.12)	(0.14)	—	$19.47
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	—	$18.35
9/30/2014	$17.29	0.01	1.62	1.63	—	—	—	—	$18.92
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	—	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	(0.13)	—	$10.90
Institutional Shares
3/31/2016(5)	$18.46	(0.01)	1.30	1.29	(0.05)	(0.12)	(0.17)	—	$19.58
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	—	$18.46
9/30/2014	$17.35	0.07	1.62	1.69	—	—	—	—	$19.04
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	—	$14.29
9/30/2011(10)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	—	$10.88
Advisor Shares
3/31/2016(5)	$18.37	— (7)	1.27	1.27	(0.04)	(0.12)	(0.16)	—	$19.48
9/30/2015(11)	$19.16	0.02	(0.81)	(0.79)	—	—	—	—	$18.37
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2016(5)	$10.63	(0.06)	(0.32)	(0.38)	—	—	—	—	$10.25
9/30/2015	$11.07	(0.04)	(0.24)	(0.28)	(0.02)	(0.14)	(0.16)	—	$10.63
9/30/2014	$10.61	0.01	0.48	0.49	(0.01)	(0.02)	(0.03)	—	$11.07
9/30/2013(12)	$10.00	0.01	0.60	0.61	—	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
3/31/2016(5)	$14.47	0.01	0.81	0.82	(0.05)	(0.80)	(0.85)	—	$14.44
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	—	$14.47
9/30/2014	$14.44	0.09	1.45	1.54	(0.09)	(0.26)	(0.35)	—	$15.63
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	—	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	—	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	—	$9.28
Institutional Shares
3/31/2016(5)	$14.50	0.03	0.82	0.85	(0.11)	(0.80)	(0.91)	—	$14.44
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	—	$14.50
9/30/2014	$14.46	0.13	1.45	1.58	(0.11)	(0.26)	(0.37)	—	$15.67
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	—	$14.46
9/30/2012(13)	$10.75	0.01	0.82	0.83	—	—	—	—	$11.58
Advisor Shares
3/31/2016(5)	$14.48	0.02	0.81	0.83	(0.10)	(0.80)	(0.90)	—	$14.41
9/30/2015(11)	$15.60	0.05	(1.17)	(1.12)	—	—	—	—	$14.48

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2016(5)	6.83%	$695,056	1.18%	n/a	(0.38)%	19.46%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
9/30/2014	9.43%	$724,237	1.20%	n/a	0.07%	45.14%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
Institutional Shares
3/31/2016(5)	6.98%	$689,190	0.93%	n/a	(0.09)%	19.46%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
9/30/2014	9.74%	$435,471	0.97%	n/a	0.35%	45.14%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(10)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%
Advisor Shares
3/31/2016(5)	6.86%	$127,490	1.08%	n/a	(0.05)%	19.46%
9/30/2015(11)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2016(5)	(3.57)%	$123,652	1.50%	1.53%	(1.07)%	57.39%
9/30/2015	(2.56)%	$130,095	1.50%	1.53%	(0.36)%	89.66%
9/30/2014	4.62%	$166,112	1.50%	1.55%	0.09%	72.15%
9/30/2013(12)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
3/31/2016(5)	5.57%	$760,341	1.25%	n/a	0.18%	12.96%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
9/30/2014	10.75%	$1,308,060	1.30%	n/a	0.59%	25.41%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
Institutional Shares
3/31/2016(5)	5.73%	$635,284	1.03%	n/a	0.41%	12.96%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%
9/30/2014	11.05%	$559,120	1.04%	n/a	0.82%	25.41%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(13)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
Advisor Shares
3/31/2016(5)	5.62%	$329,493	1.12%	n/a	0.31%	12.96%
9/30/2015(11)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption^ Fees	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
3/31/2016(5)	$9.49	0.32	(0.29)	0.03	(0.32)	(0.04)	(0.36)	—	$9.16
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	—	$9.49
9/30/2014(14)	$10.00	0.27	(0.07)	0.20	(0.24)	—	(0.24)	0.01	$9.97
Advisor Shares
3/31/2016(5)	$9.49	0.33	(0.30)	0.03	(0.33)	(0.04)	(0.37)	—	$9.15
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	—	$9.49
9/30/2014(14)	$10.00	0.28	(0.08)	0.20	(0.24)	—	(0.24)	0.01	$9.97
INTERNATIONAL FUND
Investor Shares
3/31/2016(5)	$26.97	0.02	0.78	0.80	(0.13)	—	(0.13)	—	$27.64
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	—	$26.97
9/30/2014	$28.66	0.26	1.41	1.67	(0.29)	—	(0.29)	—	$30.04
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	—	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	—	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	(0.18)	—	$18.37
Institutional Shares
3/31/2016(5)	$27.19	0.06	0.78	0.84	(0.21)	—	(0.21)	—	$27.82
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	—	$27.19
9/30/2014	$28.86	0.32	1.43	1.75	(0.34)	—	(0.34)	—	$30.27
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	—	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	—	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	(0.23)	—	$18.50
Advisor Shares
3/31/2016(5)	$27.00	0.05	0.78	0.83	(0.20)	—	(0.20)	—	$27.63
9/30/2015(11)	$31.25	0.07	(4.32)	(4.25)	—	—	—	—	$27.00
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2016(5)	$23.37	(0.12)	0.21	0.09	(0.03)	(0.78)	(0.81)	—	$22.65
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	—	$23.37
9/30/2014	$26.39	(0.01)	(0.35)	(0.36)	(0.12)	(1.61)	(1.73)	—	$24.30
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	—	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	—	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	(0.01)	—	$16.44

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
3/31/2016(5)	0.36%	$475,145	1.03%	n/a	6.98%	30.83%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
9/30/2014(14)	2.08%	$278,360	1.11%	n/a	5.01%	56.46%
Advisor Shares
3/31/2016(5)	0.35%	$873,880	0.85%	n/a	7.20%	30.83%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
9/30/2014(14)	2.12%	$227,631	0.99%	n/a	5.20%	56.46%
INTERNATIONAL FUND
Investor Shares
3/31/2016(5)	2.93%	$9,074,589	1.18%	n/a	0.15%	31.42%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
9/30/2014	5.85%	$13,607,488	1.17%	n/a	0.85%	46.49%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
Institutional Shares
3/31/2016(5)	3.05%	$5,265,312	0.95%	n/a	0.40%	31.42%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
9/30/2014	6.10%	$3,926,338	0.95%	n/a	1.05%	46.49%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
Advisor Shares
3/31/2016(5)	3.04%	$2,716,121	1.01%	n/a	0.34%	31.42%
9/30/2015(11)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2016(5)	0.20%	$925,924	1.52%	n/a	(1.07)%	43.35%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
9/30/2014	(1.66)%	$1,090,091	1.50%	n/a	(0.05)%	57.94%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption^ Fees	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2016(5)	$32.62	(0.01)	1.31	1.30	(0.28)	(1.68)	(1.96)	—	$31.96
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	—	$32.62
9/30/2014	$37.01	0.32	2.01	2.33	(0.63)	(2.15)	(2.78)	—	$36.56
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	—	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	—	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	(0.35)	—	$23.44
Institutional Shares
3/31/2016(5)	$32.77	0.03	1.31	1.34	(0.35)	(1.68)	(2.03)	—	$32.08
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	—	$32.77
9/30/2014	$37.12	0.41	2.00	2.41	(0.67)	(2.15)	(2.82)	—	$36.71
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	—	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	—	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	(0.40)	—	$23.47
Advisor Shares
3/31/2016(5)	$32.66	0.02	1.30	1.32	(0.34)	(1.68)	(2.02)	—	$31.96
9/30/2015(11)	$35.54	0.15	(3.03)	(2.88)	—	—	—	—	$32.66
MID CAP FUND
Investor Shares
3/31/2016(5)	$44.42	(0.14)	0.03	(0.11)	—	(6.56)	(6.56)	—	$37.75
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	—	$44.42
9/30/2014	$48.69	(0.36)	3.14	2.78	—	(3.80)	(3.80)	—	$47.67
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	—	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	—	$31.14
Institutional Shares
3/31/2016(5)	$46.92	(0.10)	0.01	(0.09)	—	(6.56)	(6.56)	—	$40.27
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	—	$46.92
9/30/2014	$50.75	(0.24)	3.27	3.03	—	(3.80)	(3.80)	—	$49.98
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	—	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	—	$32.23
Advisor Shares
3/31/2016(5)	$44.46	(0.11)	0.03	(0.08)	—	(6.56)	(6.56)	—	$37.82
9/30/2015(11)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	—	$44.46

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2016(5)	3.86%	$5,072,076	1.17%	n/a	(0.04)%	8.78%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
9/30/2014	6.50%	$8,953,691	1.16%	n/a	0.86%	20.45%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
Institutional Shares
3/31/2016(5)	3.98%	$2,894,046	0.96%	n/a	0.19%	8.78%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%
9/30/2014	6.73%	$2,456,145	0.96%	n/a	1.09%	20.45%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
Advisor Shares
3/31/2016(5)	3.93%	$3,097,958	1.01%	n/a	0.14%	8.78%
9/30/2015(11)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
MID CAP FUND
Investor Shares
3/31/2016(5)	(1.31)%	$3,415,092	1.18%	n/a	(0.73)%	24.00%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
9/30/2014	6.04%	$5,220,973	1.20%	n/a	(0.74)%	55.19%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
Institutional Shares
3/31/2016(5)	(1.19)%	$4,365,865	0.95%	n/a	(0.49)%	24.00%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
9/30/2014	6.30%	$4,280,444	0.95%	n/a	(0.49)%	55.19%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
Advisor Shares
3/31/2016(5)	(1.23)%	$382,615	1.02%	n/a	(0.56)%	24.00%
9/30/2015(11)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2016(5)	$22.22	0.07	1.25	1.32	(0.09)	(3.54)	(3.63)	$19.91
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
9/30/2014	$26.34	0.12	1.74	1.86	(0.11)	(1.09)	(1.20)	$27.00
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	(0.48)	$18.88
Institutional Shares
3/31/2016(5)	$22.25	0.09	1.26	1.35	(0.17)	(3.54)	(3.71)	$19.89
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25
9/30/2014	$26.38	0.20	1.73	1.93	(0.17)	(1.09)	(1.26)	$27.05
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
9/30/2012(15)	$20.93	0.21	0.01	0.22	—	—	—	$21.15
Advisor Shares
3/31/2016(5)	$22.23	0.09	1.25	1.34	(0.16)	(3.54)	(3.70)	$19.87
9/30/2015(11)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
SMALL CAP FUND
Investor Shares
3/31/2016(5)	$28.55	(0.12)	(0.59)	(0.71)	—	(2.71)	(2.71)	$25.13
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
9/30/2014	$27.65	(0.31)	(0.58)	(0.89)	—	—	—	$26.76
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	$16.01
Institutional Shares
3/31/2016(5)	$28.72	(0.10)	(0.59)	(0.69)	—	(2.71)	(2.71)	$25.32
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
9/30/2014	$27.70	(0.25)	(0.60)	(0.85)	—	—	—	$26.85
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	$27.70
9/30/2012(16)	$19.62	(0.18)	1.45	1.27	—	—	—	$20.89
SMALL CAP VALUE FUND
Investor Shares
3/31/2016(5)	$12.19	0.01	0.78	0.79	(0.15)	(2.22)	(2.37)	$10.61
9/30/2015	$16.99	0.07	(1.64)	(1.57)	—	(3.23)	(3.23)	$12.19
9/30/2014	$18.06	— (7)	(0.37)	(0.37)	(0.04)	(0.66)	(0.70)	$16.99
9/30/2013	$15.24	0.08	3.23	3.31	(0.13)	(0.36)	(0.49)	$18.06
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	(0.02)	$14.30
Institutional Shares
3/31/2016(5)	$12.26	0.02	0.79	0.81	(0.19)	(2.22)	(2.41)	$10.66
9/30/2015	$17.04	0.10	(1.65)	(1.55)	—	(3.23)	(3.23)	$12.26
9/30/2014	$18.08	0.05	(0.38)	(0.33)	(0.05)	(0.66)	(0.71)	$17.04
9/30/2013	$15.26	0.11	3.24	3.35	(0.17)	(0.36)	(0.53)	$18.08
9/30/2012(15)	$16.16	0.06	(0.96)	(0.90)	—	—	—	$15.26

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2016(5)	6.11%	$3,132,761	1.19%	n/a	0.71%	15.50%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
9/30/2014	7.18%	$9,305,582	1.19%	n/a	0.46%	25.67%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
Institutional Shares
3/31/2016(5)	6.23%	$901,272	0.96%	n/a	0.95%	15.50%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%
9/30/2014	7.44%	$1,702,469	0.95%	n/a	0.72%	25.67%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(15)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
Advisor Shares
3/31/2016(5)	6.20%	$812,725	1.01%	n/a	0.91%	15.50%
9/30/2015(11)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
SMALL CAP FUND
Investor Shares
3/31/2016(5)	(3.22)%	$692,432	1.20%	n/a	(0.94)%	13.68%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
9/30/2014	(3.22)%	$1,231,921	1.21%	n/a	(1.09)%	38.67%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
Institutional Shares
3/31/2016(5)	(3.12)%	$463,009	1.01%	n/a	(0.75)%	13.68%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
9/30/2014	(3.07)%	$227,772	1.00%	n/a	(0.88)%	38.67%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(16)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%
SMALL CAP VALUE FUND
Investor Shares
3/31/2016(5)	6.52%	$330,556	1.32%	1.34%	0.19%	15.61%
9/30/2015	(11.76)%	$458,673	1.26%	n/a	0.48%	39.79%
9/30/2014	(2.33)%	$1,279,518	1.23%	n/a	0.02%	30.72%
9/30/2013	22.24%	$2,421,658	1.24%	n/a	0.46%	26.66%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
Institutional Shares
3/31/2016(5)	6.64%	$24,301	1.22%	1.24%	0.30%	15.61%
9/30/2015	(11.59)%	$34,513	1.05%	n/a	0.70%	39.79%
9/30/2014	(2.11)%	$306,638	0.99%	n/a	0.30%	30.72%
9/30/2013	22.54%	$342,485	1.00%	n/a	0.70%	26.66%
9/30/2012(15)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%

Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2016(5)	$11.56	0.05	1.29	1.34	(0.06)	(1.10)	(1.16)	$11.74
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
9/30/2014	$13.38	0.15	1.35	1.50	(0.09)	(0.65)	(0.74)	$14.14
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	(0.08)	$9.11
Institutional Shares
3/31/2016(5)	$11.60	0.06	1.29	1.35	(0.13)	(1.10)	(1.23)	$11.72
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60
9/30/2014	$13.42	0.18	1.35	1.53	(0.11)	(0.65)	(0.76)	$14.19
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35
9/30/2011(10)	$10.60	0.02	(1.50)	(1.48)	—	—	—	$9.12
Advisor Shares
3/31/2016(5)	$11.57	0.06	1.29	1.35	(0.13)	(1.10)	(1.23)	$11.69
9/30/2015(11)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Footnotes are presented on Page 71.

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights (Continued)

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2016(5)	11.70%	$294,854	0.95%	n/a	0.85%	30.53%
9/30/2015	(11.90)%	$341,852	1.00%	n/a	0.78%	74.07%
9/30/2014	11.52%	$1,172,529	0.98%	n/a	1.06%	53.36%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
Institutional Shares
3/31/2016(5)	11.72%	$133,443	0.77%	n/a	1.01%	30.53%
9/30/2015	(11.69)%	$180,143	0.75%	n/a	1.07%	74.07%
9/30/2014	11.77%	$304,091	0.74%	n/a	1.31%	53.36%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(10)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%
Advisor Shares
3/31/2016(5)	11.73%	$527,661	0.82%	n/a	1.04%	30.53%
9/30/2015(11)	(13.72)%	$466,702	0.86%	n/a	1.12%	74.07%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2016.
(6)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(9)	For the period from commencement of operations (October 15, 2015) through March 31, 2016.
(10)	For the period from commencement of operations (July 26, 2011) through September 30, 2011.
(11)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(12)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(13)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(14)	For the period from commencement of operations (March 19, 2014) through September 30, 2014.
(15)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(16)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.
^	Unless otherwise indicated, amount rounds to less than 0.01, if applicable.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – March 31, 2016 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Partners Funds is a series company comprised of fifteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Institutional Shares Inception Date	Advisor Shares Inception Date
Artisan Developing World Fund (“Developing World Fund” or “Developing World”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	June 26, 2006	N/A
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010	October 15, 2015	oN/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008	July 26, 2011	April 1, 2015
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013	N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007	July 17, 2012	April 1, 2015
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014	N/A	March 19, 2014
Artisan International Fund (“International Fund” or “International”)	December 28, 1995	July 1, 1997	April 1, 2015
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001	N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002	October 1, 2006	April 1, 2015
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997	July 1, 2000	April 1, 2015
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001	February 1, 2012	April 1, 2015
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995	May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997	February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006	July 26, 2011	April 1, 2015

The investment objective of each Fund (except Developing World Fund, High Income Fund and Small Cap Value Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Small Cap Value Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are designed for certain employee benefit plans as well as institutional and other investors meeting certain minimum investment requirements. Advisor Shares are designed for employee benefit plans, clients of financial

72	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer

Artisan Partners Funds	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which (i) market quotations were not readily available, (ii) no approved pricing vendor price quotation was available or (iii) the Funds’ valuation committee (the “valuation committee”) believed that such quotations were not reliable indications of market value or fair value, were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools, including for equity securities, the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities or assets resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities or assets and the differences may have been material to the NAV of the applicable Fund.

(b)	Risks – Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory

74	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific

Artisan Partners Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is typically limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2012 through 2015) and have concluded that, as of March 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the period ended March 31, 2016, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

76	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and participation certificates). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2016, Global Opportunities Fund, Global Value Fund and International Value Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent

Artisan Partners Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements shown on the Schedules of Investments are presented at gross value. At March 31, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details of the collateral are included within the Schedules of Investments.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a

78	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Prior to February 1, 2016, Developing World Fund, Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Effective, February 1, 2016, the board of directors of the Funds approved eliminating the redemption fee for all Funds except High Income Fund. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund held unfunded loan commitments as of March 31, 2016. High Income Fund is obligated to fund these loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating cash and/or other liquid assets. As of March 31, 2016 the total amount segregated in connection with unfunded commitments was $25,000,000.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this

Artisan Partners Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

80	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant events, or local market holidays, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2016 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$142,286	$-	$-	$142,286
Emerging Asia	220,502	9,692	-	230,194
Europe, Middle East & Africa	57,474	-	-	57,474
Latin America	70,151	-	-	70,151
Equity-Linked Securities(1)
Europe, Middle East & Africa	-	4,767	-	4,767
Repurchase Agreement	-	102,699	-	102,699
Total Investments	$490,413	$117,158	$-	$607,571
Emerging Markets
Common Stocks(1)
Developed Markets	$1,616	$-	$-	$1,616
Emerging Asia	14,769	-	14	14,783
Europe, Middle East & Africa	4,857	-	-	4,857
Latin America	4,661	-	-	4,661
Equity-Linked Securities(1)
Emerging Asia	-	171	-	171
Preferred Stocks(1)
Emerging Asia	1,821	-	-	1,821
Latin America	410	-	-	410
Convertible Debentures(1)
Latin America	-	-	-	-
Repurchase Agreement	-	1,047	-	1,047
Total Investments	$28,134	$1,218	$14	$29,366

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Common Stocks(1)
Americas	$186,132	$-	$-	$186,132
Emerging Markets	9,299	-	-	9,299
Europe	59,101	-	-	59,101
Pacific Basin	13,252	-	-	13,252
Repurchase Agreement	-	2,216	-	2,216
Total Investments	$267,784	$2,216	$-	$270,000
Global Opportunities
Common Stocks(1)
Americas	$745,106	$-	$-	$745,106
Emerging Markets	131,116	-	-	131,116
Europe	317,031	-	-	317,031
Pacific Basin	198,512	-	-	198,512
Repurchase Agreement	-	113,393	-	113,393
Total Investments	1,391,765	113,393	-	1,505,158
Foreign Currency Forward Contracts(2)	-	(964)	-	(964)
Total	$1,391,765	$112,429	$-	$1,504,194
Global Small Cap
Common Stocks(1)
Americas	$18,734	$-	$-	$18,734
Emerging Markets	7,724	82	-	7,806
Europe	86,322	-	-	86,322
Pacific Basin	1,442	-	-	1,442
Repurchase Agreement	-	9,266	-	9,266
Total Investments	$114,222	$9,348	$-	$123,570
Global Value
Common Stocks(1)
Americas	$908,334	$-	$-	$908,334
Emerging Markets	196,938	-	-	196,938
Europe	455,575	-	-	455,575
Repurchase Agreement	-	157,021	-	157,021
Total Investments	1,560,847	157,021	-	1,717,868
Foreign Currency Forward Contracts(2)	-	(457)	-	(457)
Total	$1,560,847	$156,564	$-	$1,717,411

82	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
High Income
Corporate Bonds(1)	$-	$982,922	$-	$982,922
Bank Loans(1)	-	170,963	-	170,963
Convertible Debentures(1)	-	35,471	-	35,471
Repurchase Agreement	-	153,733	-	153,733
Total Investments	$-	$1,343,089	$-	$1,343,089
International
Common Stocks(1)
Americas	$3,638,478	$-	$-	$3,638,478
Emerging Markets	743,896	-	-	743,896
Europe	9,195,959	-	-	9,195,959
Pacific Basin	2,338,036	-	-	2,338,036
Equity-Linked Securities(1)
Europe	-	229,475	-	229,475
Preferred Stocks(1)
Europe	161,361	-	-	161,361
Repurchase Agreement	-	696,515	-	696,515
Total Investments	$16,077,730	$925,990	$-	$17,003,720
International Small Cap
Common Stocks(1)
Americas	$25,137	$-	$-	$25,137
Emerging Markets	54,963	-	-	54,963
Europe	715,764	-	-	715,764
Pacific Basin	68,993	-	-	68,993
Repurchase Agreement	-	58,866	-	58,866
Total Investments	$864,857	$58,866	$-	$923,723
International Value
Common Stocks(1)
Americas	$1,654,431	$-	$-	$1,654,431
Emerging Markets	1,530,717	-	-	1,530,717
Europe	6,152,654	-	-	6,152,654
Pacific Basin	545,251	-	-	545,251
Preferred Stocks(1)
Emerging Markets	39,747	-	-	39,747
Repurchase Agreement	-	1,114,506	-	1,114,506
Total Investments	9,922,800	1,114,506	-	11,037,306
Foreign Currency Forward Contracts(2)	-	(8,524)	-	(8,524)
Total	$9,922,800	$1,105,982	$-	$11,028,782

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap
Common Stocks(1)	$7,772,715	$-	$-	$7,772,715
Repurchase Agreement	-	349,022	-	349,022
Total Investments	$7,772,715	$349,022	$-	$8,121,737
Mid Cap Value
Common Stocks(1)	$4,457,401	$-	$-	$4,457,401
Repurchase Agreement	-	505,406	-	505,406
Total Investments	$4,457,401	$505,406	$-	$4,962,807
Small Cap
Common Stocks(1)	$1,098,712	$-	$-	$1,098,712
Repurchase Agreement	-	63,921	-	63,921
Total Investments	$1,098,712	$63,921	$-	$1,162,633
Small Cap Value
Common Stocks(1)	$290,942	$-	$-	$290,942
Repurchase Agreement	-	66,470	-	66,470
Total Investments	$290,942	$66,470	$-	$357,412
Value
Common Stocks(1)	$818,778	$-	$-	$818,778
Preferred Stocks(1)	54,295	-	-	54,295
Repurchase Agreement	-	71,208	-	71,208
Total Investments	$873,073	$71,208	$-	$944,281

(1)See the Fund’s Schedule of Investments for sector or country classifications.
(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At March 31, 2016, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. There were no transfers from Level 1 to Level 2 during the period. There were securities classified at Level 2 at September 30, 2015 due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE. There were no such developments at March 31, 2016, which resulted in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 for each applicable Fund as of March 31, 2016 (in thousands):

Fund	Transfers from Level 2 to Level 1
Developing World	$248,025
Emerging Markets	20,155
Global Equity	61,149
Global Opportunities	488,715

84	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Transfers from Level 2 to Level 1
Global Small Cap	$72,080
Global Value	532,017
International	9,288,072
International Small Cap	621,247
International Value	7,080,873
Value	78,211

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stocks	$14	Discounts for illiquidity and uncertainty	Last trade in inactive market less 99% discount	Decrease
Convertible Debentures	-	Last trade	Last trade in inactive market less 100% discount	N/A
High Income Fund
Corporate Bonds	-	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A

As of March 31, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund	High Income Fund
Balance as of September 30, 2015	$ 74	$ -
Transfers into Level 3	-	-
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2016	(60)	-
Purchases	-	-
Sales	-	-
Realized Gain/Loss	-	-
Transfers out of Level 3	-	-

Balance as of March 31, 2016	$ 14	$ -

(4)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with

Artisan Partners Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following table presents information about the offsetting of derivative instruments and collateral amounts (in thousands):

Foreign currency forward contracts
	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Global Opportunities	State Street Bank and Trust Company	$964	$-	$-	$964
Global Value	State Street Bank and Trust Company	457	-	-	457
International Value	State Street Bank and Trust Company	8,524	-	-	8,524

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares and Advisor Shares, as applicable, on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2016 up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2016 (in thousands):

	Six Months Ended 3/31/2016
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$21	$35	$56
Artisan Developing World Fund - Institutional Shares	9	-	9
Artisan Developing World Fund - Advisor Shares	20	45	65
Artisan Emerging Markets Fund - Investor Shares	31	28	59

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2016
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Emerging Markets Fund - Institutional Shares	$10	$-	$10
Artisan Global Equity Fund - Investor Shares	35	274	309
Artisan Global Equity Fund - Institutional Shares(1)	8	-	8
Artisan Global Opportunities Fund - Investor Shares	40	805	845
Artisan Global Opportunities Fund - Institutional Shares	10	-	10
Artisan Global Opportunities Fund - Advisor Shares	23	17	40
Artisan Global Small Cap Fund - Investor Shares	34	149	183
Artisan Global Value Fund - Investor Shares	42	776	818
Artisan Global Value Fund - Institutional Shares	11	-	11
Artisan Global Value Fund - Advisor Shares	23	70	93
Artisan High Income Fund - Investor Shares	34	511	545
Artisan High Income Fund - Advisor Shares	32	195	227
Artisan International Fund - Investor Shares	214	10,867	11,081
Artisan International Fund - Institutional Shares	15	-	15
Artisan International Fund - Advisor Shares	122	626	748
Artisan International Small Cap Fund - Investor Shares	43	914	957
Artisan International Value Fund - Investor Shares	69	5,073	5,142
Artisan International Value Fund - Institutional Shares	12	-	12
Artisan International Value Fund - Advisor Shares	109	664	773
Artisan Mid Cap Fund - Investor Shares	63	4,006	4,069
Artisan Mid Cap Fund - Institutional Shares	17	-	17
Artisan Mid Cap Fund - Advisor Shares	24	93	117
Artisan Mid Cap Value Fund - Investor Shares	102	3,628	3,730
Artisan Mid Cap Value Fund - Institutional Shares	12	-	12
Artisan Mid Cap Value Fund - Advisor Shares	25	200	225
Artisan Small Cap Fund - Investor Shares	50	633	683
Artisan Small Cap Fund - Institutional Shares	10	-	10
Artisan Small Cap Value Fund - Investor Shares	39	432	471
Artisan Small Cap Value Fund - Institutional Shares	9	-	9
Artisan Value Fund - Investor Shares	38	238	276
Artisan Value Fund - Institutional Shares	10	-	10
Artisan Value Fund - Advisor Shares	24	159	183

(1)	For the period from commencement of operations (October 15, 2015) through March 31, 2016.

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions

Artisan Partners Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2016 as follows (in thousands):

Emerging Markets	$2
Global Equity	-	(1)
Global Opportunities	16
Global Small Cap	-	(1)
Global Value	2
International	35
International Small Cap	1
International Value	13
Mid Cap	96
Mid Cap Value	122
Small Cap	6
Small Cap Value	17
Value	25

(1) Amount rounds to less than $1.

(7)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2016 was as follows (in thousands):

Fund	Risk Exposure Category	Statements of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(964)
Global Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(457)
International Value	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(8,524)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2016 was as follows (in thousands):

Amount of Realized Loss on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statements of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$(2,941)
International Value	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$(18,010)

88	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statements of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$496
Global Value	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(457)
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$743

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at March 31, 2016
Global Opportunities	2	2	1
Global Value	-	3	3
International Value	1	3	3

(1)	During the period ended March 31, 2016.

(8)	Transactions with affiliates:

The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2016. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Developing World Fund and Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Artisan Partners Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through January 31, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2016 (dollar values in thousands):

Fund	Expense Limit as a % of Average Daily Net Assets	Waived Management Fees
Developing World Fund - Investor Shares	1.50%	$14
Developing World Fund - Institutional Shares	1.40%	-
Developing World Fund - Advisor Shares	1.40%	-
Emerging Markets Fund - Investor Shares	1.50%	104
Emerging Markets Fund - Institutional Shares	1.50%	34
Global Equity Fund - Investor Shares	1.50%	-
Global Equity Fund - Institutional Shares	1.50%	-
Global Opportunities Fund - Advisor Shares	1.10%	-
Global Small Cap Fund	1.50%	20
Global Value Fund - Advisor Shares	1.20%	-
High Income Fund - Investor Shares	1.25%	-
High Income Fund - Advisor Shares	1.25%	-
International Fund - Advisor Shares	1.07%	-
International Value Fund - Advisor Shares	1.06%	-
Mid Cap Fund - Advisor Shares	1.10%	-
Mid Cap Value Fund - Advisor Shares	1.09%	-
Value Fund - Advisor Shares	0.88%	-

For the period ended March 31, 2016, the Adviser voluntarily waived $34,146 of its management fee from Small Cap Value Fund. The Funds had no material receivables from or payables to the Adviser as of March 31, 2016.

The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. The compensation paid to directors of the Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $270,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the education committee (effective February 9, 2016) and the independent chair of the governance and nominating committee each receives an additional $30,000 annually, payable quarterly. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability.

Artisan Partners Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of financial institutions, including State Street Bank and Trust Company (“SSB”), as lenders and SSB as administrative agent, that expires in June 2016. Under the line of credit, each Fund can borrow an amount that shall not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all the Funds may not exceed $150 million. The Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2016, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund, which had maximum borrowings of approximately $1,750,000.

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2016 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$454,351	$87,362
Emerging Markets	8,528	31,906
Global Equity	172,314	184,793
Global Opportunities	308,411	261,126
Global Small Cap	70,396	68,755
Global Value	280,118	185,803
High Income	654,293	301,114
International	5,337,186	6,505,098
International Small Cap	380,356	398,221
International Value	1,122,418	821,351
Mid Cap	1,931,567	2,401,898

92	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Security Purchases	Security Sales
Mid Cap Value	$814,717	$2,801,531
Small Cap	156,019	211,892
Small Cap Value	57,889	257,488
Value	278,785	462,863

(11)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended March 31, 2016 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2016.

		As of 9/30/15			Net Realized Gain (Loss)		As of 3/31/16
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
Global Equity
	Ginko International Co., Ltd.	791,000	$581	$1,644	$(1,038)	$-	679,000	$6,772
	ISS AS†	-	3,633	-	-	-	100,934	4,052
	Wirecard AG†	98,055	380	488	(81)	-	93,910	3,559
	Total#		$4,594	$2,132	$(1,119)	$-		$14,383
Global Opportunities
	IHS, Inc., Class A	581,487	$3,586	$744	$(216)	$-	604,139	$75,010
	Stanley Electric Co., Ltd.	686,400	6,326	-	-	134	993,000	22,455
	Total#		$9,912	$744	$(216)	$134		$97,465
Global Small Cap
	Ginko International Co., Ltd.	444,000	$309	$262	$(206)	$-	445,000	$4,438
	Total#		$309	$262	$(206)	$-		$4,438
Global Value
	Arch Capital Group Ltd.	824,053	$7,378	$3,592	$819	$-	880,166	$62,580
	ISS AS	1,159,246	5,391	4,040	340	-	1,195,523	47,996
	Joy Global, Inc.§	603,577	850	722	(1,162)	12	625,910	10,058
	Total#		$13,619	$8,354	$(3)	$12		$110,576
International
	ISS AS†	-	$27,730	$-	$-	$-	751,841	$30,184
	Wirecard AG†	657,781	251,487	574	(24)	-	6,337,538	240,143
	Zodiac Aerospace†	12,663,986	57,986	7,552	(2,805)	5,127	14,690,410	294,372
	Total#		$337,203	$8,126	$(2,829)	$5,127		$564,699

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/15			Net Realized Gain (Loss)		As of 3/31/16
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds		Dividend Income@	Share Balance	Value
	International Small Cap
	Comet Holding AG	40,085	$-	$-	$-	$-	40,085	$26,972
	Ginko International Co., Ltd.	4,043,000	-	1,846	(1,379)	-	3,860,000	38,499
	Wirecard AG†	1,621,708	-	11,184	9,176	-	1,396,421	52,913
	Total#		$-	$13,030	$7,797	$-		$118,384
	International Value
	Aker Solutions ASA	17,389,284	$5,169	$2,406	$(4,362)	$-	18,619,729	$59,855
	Arch Capital Group Ltd.	6,225,338	14,956	19,517	3,341	-	6,184,882	439,745
	ISS AS	8,567,470	11,291	7,350	194	-	8,680,598	348,496
	Panalpina Welttransport Holding AG	1,988,088	15,631	2,362	(1,220)	-	2,117,228	236,483
	Stanley Electric Co., Ltd.	9,306,804	958	417	(80)	1,259	9,330,204	210,986
	Vesuvius plc	23,945,533	16,854	-	-	-	27,429,191	130,674
	Total#		$64,859	$32,052	$(2,127)	$1,259		$1,426,239
	Mid Cap
	IHS, Inc., Class A	3,101,243	$-	$34,700	$2,079	$-	2,809,245	$348,796
	Total#		$-	$34,700	$2,079	$-		$348,796
	Mid Cap Value
	Air Lease Corp.†	-	$147,997	$15,705	$(1,639)	$289	4,601,889	$147,813
	Arch Capital Group Ltd.	2,442,126	-	71,347	51,778	-	1,447,006	102,882
	Joy Global, Inc.§	4,199,074	-	17,822	(43,978)	67	2,943,152	47,297
	Total#		$147,997	$104,874	$6,161	$356		$250,695
	Small Cap Value
	Air Lease Corp.†	245,061	$4,489	$1,869	$(15)	$28	358,527	$11,516
	Total#		$4,489	$1,869	$(15)	$28		$11,516
	Value
	Air Lease Corp.†	-	$16,004	$299	$47	$32	624,276	$20,052
	Arch Capital Group Ltd.§	361,651	-	24,576	16,403	-	-	-
	Joy Global, Inc.§	1,677,990	-	5,668	(9,416)	30	1,295,030	20,811
	Total#		$16,004	$30,543	$7,034	$62		$20,052

@	Net of foreign taxes withheld, if any.
#	Total value as of March 31, 2016 is presented for only those issuers that were affiliates as of March 31, 2016.
§	Issuer was no longer an affiliate as of March 31, 2016.
†	Issuer was not an affiliate as of September 30, 2015.

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2016 was as follows (in thousands):

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$586,791	$33,799	$(13,019)	$20,780
Emerging Markets	32,544	6,580	(9,758)	(3,178)
Global Equity	248,131	29,088	(7,219)	21,869
Global Opportunities	1,243,792	282,390	(21,024)	261,366
Global Small Cap	119,226	9,306	(4,962)	4,344
Global Value	1,622,988	233,232	(138,352)	94,880
High Income	1,411,186	23,594	(91,691)	(68,097)
International	15,211,023	2,154,007	(361,310)	1,792,697
International Small Cap	812,232	140,488	(28,997)	111,491
International Value	9,803,860	2,097,977	(864,531)	1,233,446
Mid Cap	6,555,078	1,739,343	(172,684)	1,566,659
Mid Cap Value	4,249,102	1,071,802	(358,097)	713,705
Small Cap	851,848	362,120	(51,335)	310,785
Small Cap Value	316,054	66,833	(25,475)	41,358
Value	906,027	123,818	(85,564)	38,254

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2016 and the year ended September 30, 2015 were as follows (in thousands):

	Six Months Ended 3/31/2016		Year or Period Ended 9/30/2015
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Developing World	$-	$-	$-	(1)	$-	(1)
Emerging Markets	-	-	3,476		-
Global Equity	5,312	1,550	5,271		1,962
Global Opportunities	2,536	8,822	4,684		26,461
Global Small Cap	-	-	1,155		1,195
Global Value	10,008	80,358	44,958		16,540
High Income	40,841	217	44,032		-
International	103,903	-	140,063		-
International Small Cap	2,611	30,469	249		59,110

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2016		Year or Period Ended 9/30/2015
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
International Value	$100,391	$540,476	$303,204	$442,441
Mid Cap	-	1,234,797	-	954,288
Mid Cap Value	31,880	951,217	163,488	928,701
Small Cap	-	118,049	-	-
Small Cap Value	5,593	78,423	22,246	239,033
Value	8,721	89,398	38,081	68,946

(1)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Mid Cap Fund of approximately $20,673,000 were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2016, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2015. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2015.

Additional tax information as of and for the year ended September 30, 2015 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Qualified Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Developing World	$-	$-	$-	(2)	$36	(2)	$(21	)(2)
Emerging Markets	-	-	-		-		(113)
Global Equity	5,311	1,549	-		-		(8)
Global Opportunities	2,530	6,359	-		-		(198)

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Global Small Cap	$-	$-	$-	$61	$(7)
Global Value	9,880	73,133	-	-	(98)
High Income	2,918	208	-	-	-
International	103,869	-	314,412	-	(20,298)
International Small Cap	1,274	29,223	-	-	(58)
International Value	100,376	540,443	-	-	(1,430)
Mid Cap	-	1,028,802	-	48,061	(38)
Mid Cap Value	31,021	906,191	-	-	(701)
Small Cap	-	115,267	-	10,068	(6)
Small Cap Value	4,435	74,731	-	-	(4)
Value	7,103	89,395	-	-	(36)

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2015 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

(2)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.

Under the Regulated Investment Company Modernization Act of 2010, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

As of September 30, 2015, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

	Expiration Dates
	Unlimited – ST	Unlimited – LT
Developing World	$954	$-
Emerging Markets	4,286	128,955	(1)
Global Small Cap	6,276	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,815, pursuant to IRC Section 382-383.

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2016		Period Ended(1) 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	15,189,797	$137,821	2,482,172	$24,067
Institutional Shares	20,455,565	178,804	4,770,304	42,512
Advisor Shares	15,026,490	131,873	7,039,240	63,619
Cost of shares redeemed(2)
Investor Shares	(294,361)	(2,522)	(21,206)	(187)
Institutional Shares	(838,033)	(7,670)	(4,330)	(41)
Advisor Shares	(1,526,987)	(13,642)	(100,866)	(866)
Net increase from fund share transactions
Investor Shares	14,895,436	135,299	2,460,966	23,880
Institutional Shares	19,617,532	171,134	4,765,974	42,471
Advisor Shares	13,499,503	118,231	6,938,374	62,753
Redemption Fee
Investor Shares		3		-
Institutional Shares		8		1
Advisor Shares		11		1

	EMERGING MARKETS
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	193,536	$2,034	725,726	$8,420
Institutional Shares	330,235	3,579	192,586	2,260
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	26,044	323
Institutional Shares	-	-	246,662	3,036
Cost of shares redeemed(2)
Investor Shares	(299,845)	(3,104)	(3,793,631)	(46,053)
Institutional Shares	(2,764,033)	(26,589)	(24,604,592)	(299,356)
Net decrease from fund share transactions
Investor Shares	(106,309)	(1,070)	(3,041,861)	(37,310)
Institutional Shares	(2,433,798)	(23,010)	(24,165,344)	(294,060)
Redemption Fee
Investor Shares		-		1
Institutional Shares		-		1

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL EQUITY
	Period Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,741,711	$43,930	5,990,024	$103,286
Institutional Shares(3)	7,036,393	115,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	279,484	4,536	426,772	6,888
Institutional Shares(3)	125,405	2,035
Cost of shares redeemed(2)
Investor Shares	(11,137,065)	(175,587)	(2,177,979)	(36,225)
Institutional Shares(3)	(29,922)	(482)
Net increase (decrease) from fund share transactions
Investor Shares	(8,115,870)	(127,121)	4,238,817	73,949
Institutional Shares(3)	7,131,876	116,557
Redemption Fee
Investor Shares		15		15
Institutional Shares(3)		3

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	6,510,738	$124,043	11,483,092	$222,023
Institutional Shares	2,355,160	45,222	15,093,830	291,773
Advisor Shares(4)	4,671,962	84,699	3,060,198	60,686
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	234,399	4,660	870,398	16,233
Institutional Shares	261,064	5,213	663,613	12,423
Advisor Shares(4)	19,955	397	-	-
Cost of shares redeemed(2)
Investor Shares	(7,546,657)	(136,463)	(14,131,841)	(268,712)
Institutional Shares	(1,643,750)	(32,197)	(4,405,311)	(85,275)
Advisor Shares(4)	(1,096,847)	(19,127)	(111,184)	(2,080)
Net increase (decrease) from fund share transactions
Investor Shares	(801,520)	(7,760)	(1,778,351)	(30,456)
Institutional Shares	972,474	18,238	11,352,132	218,921
Advisor Shares(4)	3,595,070	65,969	2,949,014	58,606
Redemption Fee
Investor Shares		18		47
Institutional Shares		17		37
Advisor Shares(4)		2		1

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL SMALL CAP
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,283,170	$13,434	3,486,318	$39,736
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	207,315	2,258
Cost of shares redeemed(2)
Investor Shares	(1,456,388)	(14,968)	(6,469,894)	(70,159)
Net decrease from fund share transactions
Investor Shares	(173,218)	(1,534)	(2,776,261)	(28,165)
Redemption Fee
Investor Shares		1		23

	GLOBAL VALUE
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,831,065	$139,588	13,065,129	$203,547
Institutional Shares	13,073,131	182,821	6,841,958	107,154
Advisor Shares(4)	13,209,439	182,740	15,119,397	239,218
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,899,237	42,416	2,495,215	38,676
Institutional Shares	1,850,984	27,061	1,142,541	17,709
Advisor Shares(4)	898,964	13,116	-	-
Cost of shares redeemed(2)
Investor Shares	(17,245,070)	(242,799)	(42,080,729)	(660,169)
Institutional Shares	(6,277,091)	(91,605)	(8,334,147)	(127,347)
Advisor Shares(4)	(4,078,347)	(57,584)	(2,288,054)	(35,332)
Net increase (decrease) from fund share transactions
Investor Shares	(4,514,768)	(60,795)	(26,520,385)	(417,946)
Institutional Shares	8,647,024	118,277	(349,648)	(2,484)
Advisor Shares(4)	10,030,056	138,272	12,831,343	203,886
Redemption Fee
Investor Shares		10		22
Institutional Shares		7		10
Advisor Shares(4)		3		1

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	HIGH INCOME
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	35,968,508	$329,581	36,305,325	$357,528
Advisor Shares	54,729,571	500,699	34,913,905	340,359
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,653,081	15,241	2,462,806	24,265
Advisor Shares	2,100,488	19,376	1,718,353	16,903
Cost of shares redeemed(2)
Investor Shares	(30,485,320)	(280,004)	(21,933,691)	(214,101)
Advisor Shares	(12,952,784)	(118,857)	(7,881,274)	(77,616)
Net increase from fund share transactions
Investor Shares	7,136,269	64,818	16,834,440	167,692
Advisor Shares	43,877,275	401,218	28,750,984	279,646
Redemption Fee
Investor Shares		33		55
Advisor Shares		43		37

	INTERNATIONAL
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	35,493,166	$986,031	147,055,771	$4,507,517
Institutional Shares	19,638,602	550,092	77,326,034	2,444,786
Advisor Shares(4)	29,095,888	790,519	96,826,212	2,962,302
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,401,879	41,103	2,544,638	77,510
Institutional Shares	993,447	29,297	1,100,365	33,727
Advisor Shares(4)	345,252	10,112	-	-
Cost of shares redeemed(2)
Investor Shares	(85,124,871)	(2,353,344)	(226,093,060)	(6,957,199)
Institutional Shares	(14,287,999)	(401,422)	(25,232,697)	(764,161)
Advisor Shares(4)	(22,415,070)	(626,463)	(5,539,992)	(161,570)
Net increase (decrease) from fund share transactions
Investor Shares	(48,229,826)	(1,326,210)	(76,492,651)	(2,372,172)
Institutional Shares	6,344,050	177,967	53,193,702	1,714,352
Advisor Shares(4)	7,026,070	174,168	91,286,220	2,800,732
Redemption Fee
Investor Shares		207		632
Institutional Shares		109		221
Advisor Shares(4)		56		48

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,307,562	$76,362	9,139,826	$216,914
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,255,016	30,070	2,307,280	52,352
Cost of shares redeemed(2)
Investor Shares	(4,815,064)	(111,716)	(15,184,996)	(358,411)
Net decrease from fund share transactions
Investor Shares	(252,486)	(5,284)	(3,737,890)	(89,145)
Redemption Fee
Investor Shares		8		100

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	20,875,075	$643,778	31,255,164	$1,094,030
Institutional Shares	11,988,630	369,382	13,743,888	488,598
Advisor Shares(4)	16,860,750	531,370	88,342,651	3,201,754
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,459,988	275,965	12,755,664	439,815
Institutional Shares	4,580,121	149,816	4,718,738	163,127
Advisor Shares(4)	3,361,638	109,589	-	-
Cost of shares redeemed(2)
Investor Shares	(30,949,898)	(979,160)	(128,639,622)	(4,610,540)
Institutional Shares	(5,877,690)	(189,327)	(5,839,111)	(206,519)
Advisor Shares(4)	(8,491,732)	(267,508)	(3,141,780)	(110,601)
Net increase (decrease) from fund share transactions
Investor Shares	(1,614,835)	(59,417)	(84,628,794)	(3,076,695)
Institutional Shares	10,691,061	329,871	12,623,515	445,206
Advisor Shares(4)	11,730,656	373,451	85,200,871	3,091,153
Redemption Fee
Investor Shares		50		258
Institutional Shares		26		84
Advisor Shares(4)		29		17

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,123,236	$278,671	15,426,811	$725,344
Institutional Shares	12,159,659	496,729	22,831,337	1,139,342
Advisor Shares(4)	2,916,022	110,290	10,165,671	477,696
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	13,498,668	548,721	11,374,388	516,511
Institutional Shares	11,820,328	512,175	7,427,509	355,555
Advisor Shares(4)	1,454,647	59,204	-	-
Cost of shares redeemed
Investor Shares	(18,182,889)	(714,407)	(48,310,957)	(2,268,772)
Institutional Shares	(11,090,983)	(473,334)	(20,378,837)	(999,829)
Advisor Shares(4)	(3,963,653)	(155,582)	(456,359)	(21,553)
Net increase (decrease) from fund share transactions
Investor Shares	2,439,015	112,985	(21,509,758)	(1,026,917)
Institutional Shares	12,889,004	535,570	9,880,009	495,068
Advisor Shares(4)	407,016	13,912	9,709,312	456,143

	MID CAP VALUE
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,379,204	$242,464	31,813,156	$793,122
Institutional Shares	3,181,243	62,674	12,667,895	316,894
Advisor Shares(4)	12,034,762	232,895	45,158,916	1,089,164
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	30,822,218	608,122	34,608,529	856,326
Institutional Shares	9,166,146	180,573	6,672,374	165,029
Advisor Shares(4)	6,940,383	136,656	-	-
Cost of shares redeemed
Investor Shares	(81,391,712)	(1,618,346)	(215,480,203)	(5,321,117)
Institutional Shares	(22,588,296)	(448,755)	(26,713,793)	(662,487)
Advisor Shares(4)	(20,278,403)	(404,578)	(2,955,122)	(69,518)
Net increase (decrease) from fund share transactions
Investor Shares	(38,190,290)	(767,760)	(149,058,518)	(3,671,669)
Institutional Shares	(10,240,907)	(205,508)	(7,373,524)	(180,564)
Advisor Shares(4)	(1,303,258)	(35,027)	42,203,794	1,019,646

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SMALL CAP
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,063,435	$53,305	7,647,814	$224,751
Institutional Shares	5,183,622	136,179	6,778,115	212,353
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,914,671	79,454	-	-
Institutional Shares	975,362	26,764	-	-
Cost of shares redeemed
Investor Shares	(7,670,111)	(198,960)	(23,445,692)	(712,457)
Institutional Shares	(1,441,496)	(37,887)	(1,689,913)	(50,853)
Net increase (decrease) from fund share transactions
Investor Shares	(2,692,005)	(66,201)	(15,797,878)	(487,706)
Institutional Shares	4,717,488	125,056	5,088,202	161,500

	SMALL CAP VALUE
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,434,146	$35,691	5,542,831	$81,276
Institutional Shares	71,242	743	2,913,322	41,639
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,025,629	74,542	14,560,067	204,423
Institutional Shares	220,182	2,345	3,567,563	50,338
Cost of shares redeemed
Investor Shares	(16,947,513)	(185,781)	(57,782,501)	(834,924)
Institutional Shares	(826,826)	(8,519)	(21,658,338)	(313,373)
Net decrease from fund share transactions
Investor Shares	(6,487,738)	(75,548)	(37,679,603)	(549,225)
Institutional Shares	(535,402)	(5,431)	(15,177,453)	(221,396)

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	VALUE
	Six Months Ended 3/31/2016		Year Ended 9/30/2015
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,287,427	$25,899	11,665,383	$156,568
Institutional Shares	1,111,688	11,938	2,476,950	33,068
Advisor Shares(4)	6,706,787	72,460	42,917,968	586,042
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,697,248	31,342	6,223,025	82,455
Institutional Shares	1,334,487	15,480	1,579,906	20,950
Advisor Shares(4)	4,281,589	49,538	-	-
Cost of shares redeemed
Investor Shares	(9,429,710)	(106,033)	(71,220,630)	(963,970)
Institutional Shares	(6,591,173)	(73,895)	(9,955,117)	(132,456)
Advisor Shares(4)	(6,177,539)	(68,828)	(2,572,805)	(33,290)
Net increase (decrease) from fund share transactions
Investor Shares	(4,445,035)	(48,792)	(53,332,222)	(724,947)
Institutional Shares	(4,144,998)	(46,477)	(5,898,261)	(78,438)
Advisor Shares(4)	4,810,837	53,170	40,345,163	552,752

(1)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(2)	Net of redemption fees.
(3)	For the period from commencement of operations (October 15, 2015) through March 31, 2016.
(4)	For the period from commencement of operations (April 1, 2015) through September 30, 2015

(14)	Subsequent Events:

On February 22, 2016, the board of directors approved a proposal to merge Small Cap Value Fund into Mid Cap Value Fund on a tax-free basis. The merger is expected to be completed on or about May 23, 2016. Small Cap Value Fund will remain open to purchases and redemptions from existing shareholders until on or about May 20, 2016.

On May 20, 2016, State Street Bank, the Funds’ custodian, provided the Funds with estimates of amounts by which it had incorrectly billed the Funds for certain out-of-pocket costs between 1998 and 2015, and for which it intends to reimburse the Funds. Based on the information provided by State Street Bank, the Funds believe the impact of these errors is immaterial for each Fund except Emerging Markets Fund. State Street Bank estimates that the amount of error for Emerging Markets Fund is approximately $172,000, representing 0.6% of net assets at May 20, 2016. The Funds continue to review the information provided by State Street Bank in anticipation of settling the matter.

The Funds have evaluated all other subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	105

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2016 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 10/1/2015-3/31/2016(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,101.30	$7.88	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Institutional Shares
Actual	$1,000.00	$1,103.70	$6.10	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.86	1.16%
Advisor Shares
Actual	$1,000.00	$1,102.50	$6.62	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%

106	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 10/1/2015-3/31/2016(1)	Expense Ratio(2)(3)
Artisan Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,135.40	$8.01	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Institutional Shares
Actual	$1,000.00	$1,135.30	$8.01	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$985.00	$6.95	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06	1.40%
Institutional Shares(4)
Actual	$1,000.00	$943.70	$5.09	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.72	$5.28	1.14%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,068.30	$6.10	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Institutional Shares
Actual	$1,000.00	$1,069.80	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	$4.70	0.93%
Advisor Shares
Actual	$1,000.00	$1,068.60	$5.59	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.45	1.08%
Artisan Global Small Cap Fund
Investor Shares
Actual	$1,000.00	$964.30	$7.37	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,055.70	$6.42	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Shares
Actual	$1,000.00	$1,057.30	$5.30	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Advisor Shares
Actual	$1,000.00	$1,056.20	$5.76	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%

Artisan Partners Funds	107

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 10/1/2015-3/31/2016(1)	Expense Ratio(2)(3)
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,003.60	$5.16	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Advisor Shares
Actual	$1,000.00	$1,003.50	$4.26	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,029.30	$5.99	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Institutional Shares
Actual	$1,000.00	$1,030.50	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Advisor Shares
Actual	$1,000.00	$1,030.40	$5.13	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,002.00	$7.61	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.67	1.52%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,038.60	$5.96	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91	1.17%
Institutional Shares
Actual	$1,000.00	$1,039.80	$4.90	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Advisor Shares
Actual	$1,000.00	$1,039.30	$5.15	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$986.90	$5.86	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Institutional Shares
Actual	$1,000.00	$988.10	$4.72	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

108	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 10/1/2015-3/31/2016(1)	Expense Ratio(2)(3)
Advisor Shares
Actual	$1,000.00	$987.70	$5.07	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,061.10	$6.13	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Institutional Shares
Actual	$1,000.00	$1,062.30	$4.95	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Advisor Shares
Actual	$1,000.00	$1,062.00	$5.21	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$967.80	$5.90	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Shares
Actual	$1,000.00	$968.80	$4.97	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,065.20	$6.82	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.66	1.32%
Institutional Shares
Actual	$1,000.00	$1,066.40	$6.30	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,117.00	$5.03	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Institutional Shares
Actual	$1,000.00	$1,117.20	$4.08	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Advisor Shares
Actual	$1,000.00	$1,117.30	$4.34	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14	0.82%

Artisan Partners Funds	109

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2016.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.
(4)

The account value and the expenses paid for Global Equity Fund – Institutional Shares have been presented for the period from commencement of operations (October 15, 2015) through March 31, 2016. Assuming a six-month period, and the actual account values as of March 31, 2016, and the expenses paid during the period 10/1/2015 - 3/31/2016 would have been as follows:

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period 10/1/2015-3/31/2016
Artisan Global Equity Fund
Institutional Shares
Actual	$1,000.00	$943.70	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76

110	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, an issuer generally is deemed to be from a particular country as designated by the Adviser’s securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, equity securities are assigned in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources and FactSet (to the extent available) as a secondary source for this information. Debt securities are assigned in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the securities information vendors do not classify a security to a particular sector or industry, or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	111

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Partners Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

112	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Item 2.    Code of Ethics.

Not applicable for semiannual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2016 are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Eric R. Colson, Principal Executive Officer, and Gregory K. Ramirez, Principal Financial Officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

	(3)	Not applicable.

(b)		Certification of Eric R. Colson, Principal Executive Officer, and Gregory K. Ramirez, Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	May 26, 2016

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	May 26, 2016